   As filed with the Securities and Exchange Commission on June 18, 2001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933
                                                                [_]

            File No. 333-74835

            Pre-Effective Amendment No.
                                        ---                     [_]

            Post-Effective Amendment No. 4

                                        ---                     [X]

            REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940
                                                                [_]

            File No. 811-09267

            Amendment No.  6

                           ---                                  [X]

                           Nuveen Money Market Trust
               (Exact Name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois                               (Zip Code)
    (Address of Principal Executive
                Offices)

       Registrant's Telephone Number, Including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice                  With a copy to:
        President and Secretary                   Thomas S. Harman, Esq.
         333 West Wacker Drive                  Morgan, Lewis & Bockius LLP
        Chicago, Illinois 60606                     1800 M Street, N.W.
(Name and Address of Agent for Service)            Washington, DC 20036

     Title of Securities Being Registered ... Units of Beneficial Interest

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing      [_] on (date) pursuant to paragraph (a)(1)
    pursuant to paragraph (b)

[_] on (date) pursuant           [_] 75 days after filing pursuant
    to paragraph (b)                 to paragraph (a)(2)

[_] 60 days after filing         [_] on (date) pursuant to paragraph (a)(2) of
    pursuant to paragraph (a)(1)     Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   Supplement Dated June 18, 2001 to the

                         Prospectus Dated June 28, 2000

                            -----------------------

                            NUVEEN MONEY MARKET FUND

                           Nuveen Money Market Trust

                            -----------------------

  The Prospectus for the Nuveen Money Market Fund (the "fund") included as part of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-74835) filed with the Securities and Exchange Commis-sion on June 28, 2000, is hereby incorporated by reference as if set forth in full herein.

  As of June 18, 2001, the following changes supplement or amend the informa-tion contained in the Prospectus for the fund dated June 28, 2000.


1.The Board of Trustees of the fund has determined to close the fund, effective August 24, 2001. As of June 17, 2001, the fund is closed to new shareholders: however, existing shareholders may continue to purchase shares of the fund through July 31, 2001. Shareholders and unit trust holders who have elected to reinvest distributions must change their elections before July 31, 2001, other-wise they will receive cash distributions beginning with the August dividend. Systematic purchase/redemption plans will be discontinued on August 3, 2001; shareholders that have established these plans must take action to discontinue the plan or switch their investment choice to another Nuveen mutual fund no later than August 3, 2001. Nuveen will discontinue any money market plans still outstanding as of August 3, 2001. Effective August 24, 2001, Nuveen will liqui-date any remaining open fund accounts.


2. The Class A total return for the fund for the past year is summarized in the bar chart below.

                                   [BAR CHART]
                                Annual Returns*
                                 2000..  5.57%

     * The Class A year-to-date return as of March 31, 2001 was 1.16%.

3.For the one year period ended December 31, 2000, the fund's highest and low-est Class A quarterly returns were 1.44% and 1.25%, respectively for the calen-dar quarters ended December 31, 2000 and March 31, 2000.


4.The fund's average annual total returns for the one-year and since inception periods ending December 31, 2000, are summarized in the table below.



                            Average Annual Total Returns
                                for the Periods Ended
                                  December 31, 2000
                            .............................
                               1 Year      Since Inception
 ----------------------------------------------------------
  Nuveen Money Market Fund
    Class A                          5.57%            5.20%
    Class B                          4.78%            4.41%
    Class C                          4.78%            4.41%
    Class R                          5.83%            5.46%
 ----------------------------------------------------------
  Lipper Index*                      5.94%            5.62%


 * The Lipper Index returns reflect the performance of mutual funds in the Lipper Money Market Index. Returns assume reinvestment of dividends and do not reflect any applicable sales charge.

5.Based on the seven-day period ended December 31, 2000, the fund's yields for Classes A, B, C and R were 5.46%, 4.71%, 4.71% and 5.71%, respectively. For the fund's current yields, please call Nuveen at (800) 257-8787.


6."Annual Fund Operating Expenses" for the fund are summarized in the table be-low.

 Annual Fund Operating Expenses
 Paid From Fund Assets


  Share Class                            A     B     C    R*
 --------------------------------------------------------------------------
  Management Fees                       .45%  .45%  .45%  .45%
 ..........................................................................
  12b-1 Distribution and Service Fees   .25% 1.00% 1.00%  None
 ..........................................................................
  Other Expenses                       2.00% 2.22% 1.67% 2.78%

 ..........................................................................

  Total Annual Fund Operating Expenses--
    Gross+                                2.70% 3.67% 3.12% 3.23%
 ----------------------------------------------------------------

  +After Expense Reimbursements
  ....................................................................

   Expense Reimbursements                    (1.80%) (2.02%) (1.47%) (2.58%)
  ....................................................................
   Total Annual Fund Operating Expense--Net    .90%   1.65%   1.65%    .65%
  --------------------------------------------------------------------------

  Net expenses reflect a voluntary expense limitation by the fund's investment adviser, that may be modified or discontinued without notice at the adviser's discretion.

  * Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares" in the prospectus.

7.The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross oper-ating expenses remain the same. Your actual costs may be higher or lower.


                  Redemption                 No Redemption
Share
Class       A      B      C      R      A      B      C      R
--------------------------------------------------------------------------------
 1 Year   $  273 $  757 $  315 $  326 $  273 $  369 $  315 $  326
 ................................................................................
 3 Years  $  838 $1,423 $  963 $  995 $  838 $1,123 $  963 $  995
 ................................................................................
 5 Years  $1,430 $2,001 $1,635 $1,688 $1,430 $1,897 $1,635 $1,688
 ................................................................................
10 Years  $3,032 $3,711 $3,430 $3,531 $3,032 $3,711 $3,430 $3,531

 ................................................................................

8.The following tables summarize how the fund was invested as of February 28, 2001.

 Portfolio Statistics

  Weighted Average Maturity (Days)    5

 ..........................................................................

 Credit Quality*



  Standard & Poor's                      Moody's
 --------------------------------------------------------------------------------------------
  SP-1+, SP-1, A-1+, A-1                 VMIG-1, MIG-1, P-1                               80%
 ..........................................................................
  NR                                     NR                                               20%

 ..........................................................................

 * Ratings: Using the higher of Standard & Poor's or Moody's rating.


 Sector Diversification (Top 5)

  Tax Obligation/General  61%
 ..........................................................................
  Healthcare              10%
 ..........................................................................
  Financials               9%
 ..........................................................................
  Long-Term Care           5%
 ..........................................................................
  Capital Goods            4%

 ..........................................................................

9.During the most recent fiscal year, the fund did not pay a management fee be-cause Nuveen Advisory waived the fee.




10.The address for Chase Manhattan Bank, the fund's custodian, and for Chase Global Funds Services, the fund's transfer agent, as well as for all correspon-dence, purchases, redemptions and exchange requests and other communications for the fund has changed to P.O. Box 660086, Dallas, Texas 75266-0086.

11.The following financial highlights amend and replace the information con-tained in the Prospectus for the fund dated June 28, 2000. The information contained in the table is as of February 28, 2001, the fund's most recent fis-cal year end, and is excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent public accoun-tants. You may find more information about the fund's performance in its an-nual report. For a free copy of the fund's latest annual report, write to Nuveen or call (800) 257-8787.


Nuveen Money Market Fund


                                                                 Ratios/Supplemental Data
                                                             ---------------------------------
                                                                                         Ratio
                                        Less                                            of Net
                                   Distribu-                                           Invest-
                                       tions                              Ratio of        ment
                 Beginning     Net  from Net  Ending                      Expenses   Income to
                       Net Invest-   Invest-     Net             Ending to Average     Average
Year Ended           Asset    ment      ment   Asset  Total  Net Assets        Net         Net
February 28/29,      Value  Income    Income   Value Return       (000) Assets (a)  Assets (a)
-----------------------------------------------------------------------------------------------
Class A (6/99)
  2001              $1.00     $.05     $(.05)  $1.00   5.42%     $1,242        .91%       5.41%
  2000 (b)           1.00      .03      (.03)  1.00    3.28       4,316        .91*       4.76*
Class B (6/99)
  2001               1.00      .05      (.05)  1.00    4.67       1,502       1.67        4.65
  2000 (b)           1.00      .03      (.03)  1.00    2.74         713       1.65*       4.08*
Class C (6/99)
  2001               1.00      .05      (.05)  1.00    4.67         855       1.66        4.74
  2000 (b)           1.00      .03      (.03)  1.00    2.74         935       1.65*       4.09*
Class R (6/99)
  2001               1.00      .06      (.06)  1.00    5.67       2,356        .66        5.67
  2000 (b)           1.00      .03      (.03)  1.00    3.46       2,443        .66*       4.79*
-----------------------------------------------------------------------------------------------


*    Annualized.

(a) After expense reimbursement by the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .90%*, 1.65%*, 1.65%* and .65%* for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.42%*, 4.67%*, 4.75%* and 5.68%* for classes A,
     B, C and R, respectively.

(b) For the period June 10, 1999 (commencement of operations) through Febru-ary 29, 2000.

        PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE
                                                                     MGN-1-6-01

                   Supplement Dated June 18, 2001 to the

                         Prospectus Dated June 28, 2000

                            -----------------------

                 NUVEEN CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
                  NUVEEN NEW YORK TAX-EXEMPT MONEY MARKET FUND
                       NUVEEN MUNICIPAL MONEY MARKET FUND

                           Nuveen Money Market Trust
                    Nuveen Municipal Money Market Fund, Inc.

                            -----------------------

  The Prospectus for the Nuveen California Tax-Exempt Money Market Fund (the "California Fund"), Nuveen New York Tax-Exempt Money Market Fund (the "New York Fund") and Nuveen Municipal Money Market Fund (the "Municipal Fund") (each a "fund" and collectively, the "funds") included as part of Post-Effective Amend-ment No. 3 to the Nuveen Money Market Trust's Registration Statement on Form N-1A (File No. 333-74835) and as part of Post-Effective Amendment No. 20 to the Nuveen Municipal Money Market Fund, Inc.'s Registration Statement on Form N-1A (File No. 2-78736) as filed with the Securities and Exchange Commission on June 28, 2000, is hereby incorporated by reference as if set forth in full herein.

  As of June 18, 2001, the following changes supplement or amend the informa-tion contained in the Prospectus for the funds dated June 28, 2000.


1.The Board of Directors/Trustees of the funds has determined to close the funds, effective August 24, 2001. As of June 17, 2001, the funds are closed to new shareholders: however, existing shareholders may continue to purchase shares of the funds through July 31, 2001. Shareholders and unit trust holders who have elected to reinvest distributions must change their elections before July 31, 2001, otherwise they will receive cash distributions beginning with the August dividend. Systematic purchase/ redemption plans will be discontinued on August 3, 2001; shareholders that have established these plans must take ac-tion to discontinue the plan or switch their investment choice to another Nuveen mutual fund no later than August 3, 2001. Nuveen will discontinue any money market plans still outstanding as of August 3, 2001. Effective August 24, 2001, Nuveen will liquidate any remaining open fund accounts.

2. Total returns for the California Fund for the past ten years are summa-rized in the bar chart below.

                             Annual Returns*


                               [BAR CHART]
                             1991      4.09%
                             1992      2.44%
                             1993      1.96%
                             1994      2.38%
                             1995      3.44%
                             1996      2.99%
                             1997      3.15%
                             1998      2.97%
                             1999      2.64%
                             2000      2.79%

     * The year-to-date return as of March 31, 2001 was .44%.


3. For the ten years ended December 31, 2000, the California Fund's highest and lowest quarterly returns were 1.05% and .45%, respectively for the calen-dar quarters ended March 31, 1991 and March 31, 1993.


4. The California Fund's average annual total returns for the one-, five-, and ten-year periods ending December 31, 2000, are summarized in the table be-low.



                                  Average Annual Total Returns for
                                                 the
                                  Periods Ending December 31, 2000
                                  .................................
                                    1 Year      5 Year      10 Year
 --------------------------------------------------------------------------
  Nuveen California
    Tax-Exempt Money Market Fund       2.79%       2.91%        2.88%
 ..........................................................................
  Lipper Index*                        3.12%       2.88%        2.93%


 * The Lipper Index returns reflect the performance of mutual funds in the Lipper California Tax-Exempt Money Market Index. Returns assume rein-vestment of dividends and do not reflect any applicable sales charge.

5. Based on the seven-day period ended December 31, 2000, the California Fund's yield was 3.06%, and the taxable equivalent yield (using the maximum combined federal and California income tax rate of 45.0%) was 5.56%. For the California Fund's current yields, please call Nuveen at (800) 257-8787.

6. "Annual Fund Operating Expenses" for the California Fund are summarized in the table below.

 Annual Fund Operating Expenses

 Paid From Fund Assets


  Management Fees                                .40%
 ..........................................................................
  12b-1 Distribution and Service Fees            .25%
 ..........................................................................
  Other Expenses                                 .51%
 ..........................................................................
  Total Annual Fund Operating Expenses--Gross+  1.16%
 --------------------------------------------------------------------------



   +After Expense Reimbursements
  ....................................................................
   Expense Reimbursements                     (.03%)
  ....................................................................
   Total Annual Fund Operating Expenses--Net  1.13%
  --------------------------------------------------------------------


  Net expenses reflect a voluntary expense limitation by the fund's investment adviser, that may be modified or discontinued at any time.

  ....................................................................

7. The following example is intended to help you compare the cost of invest-ing in the California Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time period indicated and then redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating ex-penses remain the same. Your actual costs may be higher or lower.


   1 Year   $  118
 ..........................................................................
   3 Years  $  368
 ..........................................................................
   5 Years  $  638
 ..........................................................................
  10 Years  $1,409

 ..........................................................................

8. The following tables summarize how the California Fund was invested as of February 28, 2001.

 Portfolio Statistics


  Weighted Average Maturity (Days)   21

 ..........................................................................

 Credit Quality*


  Standard & Poor's                      Moody's
 --------------------------------------------------------------------------------------------
  SP-1+, SP-1, A-1+, A-1                 VMIG-1, MIG-1, P-1                               87%
 ..........................................................................
  A-2                                    VMIG-2, MIG-2, P-2                                2%
 ..........................................................................
  N/R                                    NR                                               11%

 ..........................................................................
 * Ratings: Using the higher of Standard & Poor's or Moody's rating.

 Sector Diversification (Top 5)


  Tax Obligation/Limited  19%
 ............................
  Housing/Multifamily     18%
 ............................
  Utilities               15%
 ............................
  Tax Obligation/General  13%
 ............................
  Healthcare              11%

 ............................

9.Total returns for the New York Fund for the past ten years are summarized in the bar chart below.


                                Annual Returns*
                                  [BAR CHART]
  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 -----------------------------------------------------------------------------
 3.92%   2.23%   1.62%   2.17%   3.45%   2.92%   3.15%   2.87%   2.68%   3.11%

     * The year-to-date return as of March 31, 2001 was .52%.


10.For the ten years ended December 31, 2000, the New York Fund's highest and lowest quarterly returns were 1.00% and .34%, respectively for the calendar quarters ended March 31, 1991 and March 31, 1993.


11.The New York Fund's average annual total returns for the one-, five-, and ten-year periods ending December 31, 2000, are summarized in the table below.


                                  Average Annual Total Returns for the
                                    Periods Ended December 31, 2000
                                  ....................................
                                       1 Year        5 Year        10 Year
 --------------------------------------------------------------------------
  Nuveen New York
    Tax-Exempt Money Market Fund         3.11%         2.95%          2.81%
 ..........................................................................
  Lipper Index*                          3.48%         2.98%          2.89%


 * The Lipper Index returns reflect the performance of mutual funds in the Lipper New York Tax-Exempt Money Market Index. Returns assume reinvest-ment of dividends and do not reflect any applicable sales charge.

12. Based on the seven-day period ended December 31, 2000, the New York Fund's yield was 3.48%, and the taxable equivalent yield (using the maximum combined federal and New York income tax rate of 43.5%) was 6.16%. For the New York Fund's current yields, please call Nuveen at (800) 257-8787.


13. "Annual Fund Operating Expenses" for the New York Fund are summarized in the table below.

 Annual Fund Operating Expenses

 Paid From Fund Assets


  Management Fees                                .40%
 ..........................................................................
  12b-1 Distribution and Service Fees            .25%
 ..........................................................................
  Other Expenses                                 .61%
 ..........................................................................
  Total Annual Fund Operating Expenses--Gross+  1.26%
 --------------------------------------------------------------------------


  +After Expense Reimbursements
  ....................................................................

   Expense Reimbursements                     (.22%)
  ....................................................................
   Total Annual Fund Operating Expenses--Net  1.04%
  --------------------------------------------------------------------


  Net expenses reflect a voluntary expense limitation by the fund's in-vestment adviser,


  that may be modified or discontinued at any time.


14. The following example is intended to help you compare the cost of invest-ing in the New York Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time period indicated and then redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating ex-penses remain the same. Your actual costs may be higher or lower.


   1 Year   $  128
 ..........................................................................
   3 Years  $  400
 ..........................................................................
   5 Years  $  692
 ..........................................................................
  10 Years  $1,523

 ..........................................................................

15.The following tables summarize how the New York Fund was invested as of Feb-ruary 28, 2001.

 Portfolio Statistics


  Weighted Average Maturity (Days)   22

 ......................................

 Credit Quality*


  Standard & Poor's                      Moody's
 --------------------------------------------------------------------------------------------
  SP-1+, SP-1, A-1+, A-1                 VMIG-1, MIG-1, P-1                               90%
 --------------------------------------------------------------------------------------------
  A-2                                    VMIG-2, MIG-2, P-2                               10%
 --------------------------------------------------------------------------------------------

 *Ratings: Using the higher of Standard & Poor's or Moody's rating.

 Sector Diversification (Top 5)


  Education and Civic Organizations                                        29%
 .............................................................................
  Tax Obligation/General                                                   23%
 .............................................................................
  Housing/Multifamily                                                      15%
 .............................................................................
  Utilities                                                                10%
 .............................................................................
  Transportation                                                            9%

 .............................................................................

16.Total returns for the Municipal Fund for the past ten years are summarized in the bar chart below.

                              [GRAPH APPEARS HERE]

                                Annual Returns*
                                  [BAR CHART]

                               1991         4.23%
                               1992         2.55%
                               1993         1.88%
                               1994         2.27%
                               1995         3.32%
                               1996         2.92%
                               1997         3.06%
                               1998         2.96%
                               1999         2.78%
                               2000         3.30%

     * The year-to-date return as of March 31, 2001 was .61%.

17. For the ten years ended December 31, 2000, the Municipal Fund's highest and lowest quarterly returns were 1.12% and .44%, respectively for the calen-dar quarters ended March 31, 1991 and March 31, 1994.


18. The Municipal Fund's average annual total returns for the one-, five-, and ten-year periods ending December 31, 2000, are summarized in the table be-low.



                                       Average Annual Total Returns
                                                 for the
                                               Periods Ended
                                            December 31, 2000
                                      ..............................
                                       1 Year     5 Year     10 Year
 --------------------------------------------------------------------------
  Nuveen Municipal Money Market Fund      3.30%      3.00%       2.92%
 ..........................................................................
  Lipper Index*                           3.64%      3.16%       3.08%

 * The Lipper Index returns reflect the performance of mutual funds in the Lipper Tax-Exempt Money Market Index. Returns assume reinvestment of dividends and do not reflect any applicable sales charge.

19. Based on the seven-day period ended December 31, 2000, the Municipal Fund's yield was 3.81%, and the taxable equivalent yield (using the maximum federal income tax rate of 39.1%) was 6.26%. For the Municipal Fund's current yields, please call Nuveen at (800) 257-8787.


20. "Annual Fund Operating Expenses" for the Municipal Fund are summarized in the table below.

 Annual Fund Operating Expenses

 Paid From Fund Assets


  Management Fees                                .49%
 ..........................................................................
  12b-1 Distribution and Service Fees            .18%
 ..........................................................................
  Other Expenses                                 .43%
 ..........................................................................
  Total Annual Fund Operating Expenses--Gross+  1.10%
 --------------------------------------------------------------------------


  +After Expense Reimbursements
  ....................................................................

   Expense Reimbursements                     (.04%)
  ....................................................................
   Total Annual Fund Operating Expenses--Net  1.06%
  --------------------------------------------------------------------


  Net expenses reflect a voluntary expense limitation by the fund's investment adviser,


  that may be modified or discontinued at any time.

21. The following example is intended to help you compare the cost of invest-ing in the Municipal Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time period indicated and then redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating ex-penses remain the same. Your actual costs may be higher or lower.

   1 Year   $  112
 ..........................................................................
   3 Years  $  350
 ..........................................................................
   5 Years  $  606
 ..........................................................................
  10 Years  $1,340

 ..........................................................................

22. The following tables summarize how the Municipal Fund was invested as of February 28, 2001.

 Portfolio Statistics


  Weighted Average Maturity (Days)   17

 ..........................................................................

 Credit Quality*



  Standard & Poor's                      Moody's
 --------------------------------------------------------------------------------------------
  SP-1+, SP-1, A-1+, A-1                 VMIG-1, MIG-1, P-1                               67%
 ..........................................................................
  A-2                                    VMIG-2, MIG-2, P-2                                3%
 ..........................................................................
  N/R                                    N/R                                              30%

 ..........................................................................
 *Ratings: Using the higher of Standard & Poor's or Moody's rating.

 Sector Diversification (Top 5)


  Housing/Multifamily                14%
 ..........................................................................
  Capital Goods                      14%
 ..........................................................................
  Education and Civic Organizations  14%
 ..........................................................................
  Industrial/Other                   10%
 ..........................................................................
  Long-Term Care                     10%

 ..........................................................................

23. During the most recent fiscal year, each fund paid the following fees, as a percentage of its average net assets, to Nuveen Advisory for its services.


  Nuveen California Tax-Exempt Money Market Fund  .37%
 ..........................................................................
  Nuveen New York Tax-Exempt Money Market Fund    .19%
 ..........................................................................
  Nuveen Municipal Money Market Fund              .45%

 ..........................................................................

24. The following information amends and replaces the "Taxable Equivalent Yield" tables contained in the Prospectus for the funds dated June 28, 2000.


Taxable Equivalent Yield--California Fund



Combined Federal and                     Tax-Exempt Yields
State Tax Rates            2.00%           2.50%           3.00%           3.50%           4.00%
------------------------------------------------------------------------------------------------
34.0%                      3.03%           3.79%           4.55%           5.30%           6.06%
 ................................................................................
37.0%                      3.17%           3.97%           4.76%           5.56%           6.35%
 ................................................................................
41.5%                      3.42%           4.27%           5.13%           5.98%           6.84%
 ................................................................................
45.0%                      3.64%           4.55%           5.45%           6.36%           7.27%

 ................................................................................

Taxable Equivalent Yield--New York Fund



Combined State and                     Tax-Exempt Yields
Federal Tax Rates        2.00%           2.50%           3.00%           3.50%           4.00%
----------------------------------------------------------------------------------------------
32.5%                    2.96%           3.70%           4.44%           5.19%           5.93%
 ................................................................................
35.5%                    3.10%           3.88%           4.65%           5.43%           6.20%
 ................................................................................
40.0%                    3.33%           4.17%           5.00%           5.83%           6.67%
 ................................................................................
43.5%                    3.54%           4.42%           5.31%           6.19%           7.08%

 ................................................................................

Taxable Equivalent Yield--Municipal Fund



                                      Tax-Exempt Yields
Federal Tax Rates       2.00%           2.50%           3.00%           3.50%           4.00%
---------------------------------------------------------------------------------------------
27.5%                   2.76%           3.45%           4.14%           4.83%           5.52%
 ................................................................................
30.5%                   2.88%           3.60%           4.32%           5.04%           5.76%
 ................................................................................
35.5%                   3.10%           3.88%           4.65%           5.43%           6.20%
 ................................................................................
39.1%                   3.28%           4.11%           4.93%           5.75%           6.57%

 ................................................................................



25.The address for Chase Manhattan Bank, the funds' custodian, and for Chase Global Funds Services, the funds' transfer agent, as well as for all correspon-dence, purchases, redemptions and exchange requests and other communications for the funds has changed to P.O. Box 660086, Dallas, Texas 75266-0086.

26.The following financial highlights amend and replace the information con-tained in the Prospectus for the funds dated June 28, 2000. The information contained in the tables is as of February 28, 2001, the funds' most recent fis-cal year end, and is excerpted from each fund's latest annual report which has been audited by Arthur Andersen LLP, the funds' independent public accountants. You may find more information about each fund's performance in its annual re-port. For a free copy of each fund's latest annual report, write to Nuveen or call (800) 257-8787.


Nuveen California Tax-Exempt Money Market Fund*

                                                                    Ratios/Supplemental Data
                                                                 -------------------------------
                                                                                           Ratio
                                                                                          of Net
                                            Less                            Ratio of  Investment
                 Beginning     Net Distributions  Ending           Ending   Expenses   Income to
                       Net Invest-      from Net     Net              Net to Average     Average
Year Ended           Asset    ment       Invest-   Asset  Total    Assets        Net         Net
February 28/29,      Value  Income   ment Income   Value Return     (000)  Assets(a)   Assets(a)
-------------------------------------------------------------------------------------------------
2001                 $1.00    $.03         $(.03)  $1.00   2.63% $ 50,087       1.13%       2.62%
2000(b)               1.00     .03          (.03)   1.00   2.65    55,514        .58        2.58
1999                  1.00     .03          (.03)   1.00   2.81   113,761        .55        2.79
1998                  1.00     .03          (.03)   1.00   3.13    86,916        .55        3.12
1997                  1.00     .03          (.03)   1.00   2.94    95,306        .55        2.93

--------------------------------------------------------------------------------
 * Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Service Plan series of the Nuveen Califor-nia Tax-Free Money Market Fund.
(a)  After expense reimbursement from the investment adviser, where applicable.
(b) Information includes the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the financial highlights of the Nuveen Cal-ifornia Tax-Exempt Money Market Fund from such date through February 29, 2000.

Nuveen New York Tax-Exempt Money Market Fund*


                                                                   Ratios/Supplemental Data
                                                                 ------------------------------
                                                                                          Ratio
                                                                                         of Net
                                            Less                           Ratio of  Investment
                 Beginning     Net Distributions  Ending          Ending   Expenses   Income to
                       Net Invest-      from Net     Net             Net to Average     Average
Year Ended           Asset    ment       Invest-   Asset  Total   Assets        Net         Net
February 28/29,      Value  Income   ment Income   Value Return    (000)  Assets(a)   Assets(a)
------------------------------------------------------------------------------------------------
2001                 $1.00    $.03         $(.03)  $1.00   2.97% $26,752       1.05%       2.97%
2000(b)               1.00     .03          (.03)   1.00   2.73   31,646        .58        2.72
1999                  1.00     .03          (.03)   1.00   2.73   33,107        .55        2.70
1998                  1.00     .03          (.03)   1.00   3.10   28,854        .55        3.09
1997                  1.00     .03          (.03)   1.00   2.90   26,116        .55        2.89
------------------------------------------------------------------------------------------------

 * Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund.

(a) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratio of Expenses to Average Net Assets for 2001 is 1.04% and the Ratio of Net Investment Income to Av-erage Net Assets for 2001 is 2.98%.

(b) Information includes the financial highlights of the Distribution Plan se-ries of the Nuveen New York Tax-Free Money Market Fund prior to the close of business on June 25, 1999, and the financial highlights of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

Nuveen Municipal Money Market Fund


                                                                    Ratios/Supplemental Data
                                                                 -------------------------------
                                                                                           Ratio
                                                                                          of Net
                                            Less                            Ratio of  Investment
                 Beginning     Net Distributions  Ending           Ending   Expenses   Income to
                       Net Invest-      from Net     Net              Net to Average     Average
Year Ended           Asset    ment       Invest-   Asset  Total    Assets        Net         Net
February 28/29,      Value  Income   ment Income   Value Return     (000)  Assets(a)   Assets(a)
-------------------------------------------------------------------------------------------------
2001                 $1.00    $.03         $(.03)  $1.00   3.21% $206,335       1.06%       3.21%
2000                  1.00     .03          (.03)   1.00   2.79   242,698        .77        2.79
1999                  1.00     .03          (.03)   1.00   2.85   252,354        .75        2.84
1998                  1.00     .03          (.03)   1.00   3.02   270,723        .75        3.02
1997                  1.00     .03          (.03)   1.00   2.87   304,087        .75        2.87
-------------------------------------------------------------------------------------------------


(a) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratio of Expenses to Average Net Assets for 2001 is 1.06% and the Ratio of Net Investment Income to Av-erage Net Assets for 2001 is 3.22%.


27.The following information amends and replaces the "Additional State Informa-tion" contained in the Prospectus for the funds dated June 28, 2000.


California

  During the early 1990's, the State of California experienced significant fi-nancial difficulties (economic recession), which led to a reduction in the credit ratings assigned to California's general obligation bonds. However, the State's finances have improved since 1994. Amid a national slowdown that began in late 2000, California's economy has demonstrated great resilience, yet it is faced with unique challenges from a correction in the high-tech sector and an unresolved power crisis. The downturn in the State's vital high-tech sector not only affects the level of production and employment in the State, but also weakens venture capital investments into the State and the wealth level of the State's residents, many of whom suffered huge losses from recent declines in the stock market. In addition, the on-going power crisis, which has already re-sulted in blackouts, rate hikes, bankruptcy of the State's largest utility and downgrades of the State's general obligation bonds, could further cloud the State's business climate. Should the financial condition of California deterio-rate again, its credit ratings could be further reduced, and the market value and marketability of all general obligation bonds issued by California, its public authorities or local governments could be adversely affected.

New York

  During the early 1990's, the State of New York experienced significant finan-cial difficulties (economic recession), which led to a reduction in the credit ratings assigned to New York's general obligation bonds. The slowing national economy is also affecting New York State. For example, a slowdown in the manu-facturing sector has resulted in layoffs in the automobile industry, which is among upstate New York's largest employers. Downstate, a slowdown in investment banking activity has contributed to layoffs in some of New York City's securi-ties firms in recent months. Because the State and New York City economies re-main more reliant on the securities industry than does the national economy, both the State and City remain susceptible to downturns in that industry, which could cause adverse changes in wage and employment levels. Should the financial condition of New York deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all general obligation bonds issued by New York, its public authorities or local governments could be ad-versely affected.


        PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE
                                       12
                                                                      MGN-2-6-01

                   Supplement Dated June 18, 2001 to the

                         Prospectus Dated June 28, 2000

                            -----------------------

               NUVEEN INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND

                           Nuveen Money Market Trust

                            -----------------------

     The Prospectus for the Nuveen Institutional Tax-Exempt Money Market Fund (the "fund") included as part of Post-Effective Amendment No. 3 to the Regis-trant's Registration Statement on Form N-1A (File No. 333-74835) filed with the Securities and Exchange Commission on June 28, 2000, is hereby incorporated by reference as if set forth in full herein.

     As of June 18, 2001, the following changes supplement or amend the infor-mation contained in the Prospectus for the fund dated June 28, 2000.


1.The Board of Trustees of the fund has determined to close the fund, effective August 24, 2001. As of June 17, 2001, the fund is closed to new shareholders: however, existing shareholders may continue to purchase shares of the fund through July 31, 2001. Shareholders and unit trust holders who have elected to reinvest distributions must change their elections before July 31, 2001, other-wise they will receive cash distributions beginning with the August dividend. Systematic purchase/redemption plans will be discontinued on August 3, 2001; shareholders that have established these plans must take action to discontinue the plan or switch their investment choice to another Nuveen mutual fund no later than August 3, 2001. Nuveen will discontinue any money market plans still outstanding as of August 3, 2001. Effective August 24, 2001, Nuveen will liqui-date any remaining open fund accounts.

2.Total returns for the fund for the past ten years are summarized in the bar chart below.

                              Annual Returns*


                                 1991    4.51%
                                 1992    2.80%
                                 1993    2.07%
                                 1994    2.49%
                                 1995    3.51%
                                 1996    3.17%
                                 1997    3.31%
                                 1998    3.20%
                                 1999    2.95%
                                 2000    3.53%

     * The year-to-date return as of March 31, 2001 was .66%.


3.For the ten years ended December 31, 2000, the fund's highest and lowest quarterly returns were 1.21% and .47%, respectively for the calendar quarters ended March 31, 1991 and March 31, 1994.


4.The fund's average annual total returns for the one-, five-, and ten-year pe-riods ending December 31, 2000, are summarized in the table below.



                                          Average Annual Total Returns
                                             for the Periods Ended
                                               December 31, 2000
                                         ..............................
                                            1 Year     5 Year     10 Year
 ------------------------------------------------------------------------
  Nuveen Institutional Tax-Exempt Money
    Market Fund                              3.53%      3.23%       3.15%
 ------------------------------------------------------------------------
  Lipper Index*                              3.88%      3.35%       3.22%


 * The Lipper Index returns reflect the performance of mutual funds in the Lipper Institutional Tax-Exempt Money Market Index. Returns assume re-investment of dividends and do not reflect any applicable sales charge.

5.Based on the seven-day period ended December 31, 2000, the fund's yield was 4.23%, and the taxable equivalent yield (using the maximum federal income tax rate of 39.1%) was 6.95%. For the fund's current yields, please call Nuveen at
(800) 257-8787.

6."Annual Fund Operating Expenses" for the fund are summarized in the table be-low.

 Annual Fund Operating Expenses
 Paid From Fund Assets


  Management Fees                               .39%
 ..........................................................................
  12b-1 Distribution and Service Fees           None
 ..........................................................................
  Other Expenses                                .30%
 ..........................................................................
  Total Annual Fund Operating Expenses--Gross+  .69%
 --------------------------------------------------------------------------


  +After Expense Reimbursements
  ....................................................................

   Expense Reimbursements  (.01%)

  ....................................................................

   Total Annual Fund Operating Expenses--Net  .68%
  ------------------------------------------------


7.The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the fund for the time period indicated and then redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


   1 Year   $ 70
 ..........................................................................
   3 Years  $221
 ..........................................................................
   5 Years  $384
 ..........................................................................
  10 Years  $859

 ..........................................................................

8.The following tables summarize how the fund was invested as of February 28, 2001.

 Portfolio Statistics


  Weighted Average Maturity (Days)   19

 ..........................................................................

 Credit Quality*

  Standard & Poor's                           Moody's
 --------------------------------------------------------------------------------------------
  SP-1+, SP-1, A-1+, A-1                 VMIG-1, MIG-1, P-1                               83%
 ..........................................................................
  A-2                                    VMIG-2, MIG-2, P-2                                7%
 ..........................................................................
  N/R                                    NR                                               10%

 ..........................................................................

 * Ratings: Using the higher of Standard & Poor's or Moody's rating.

 Sector Diversification (Top 5)

  Education and Civic Organizations  26%
 ..........................................................................
  Long-Term Care                     26%
 ..........................................................................
  Tax Obligation/General             16%
 ..........................................................................
  Healthcare                         13%
 ..........................................................................
  Housing/Multifamily                 6%

 ..........................................................................



9.During the most recent fiscal year, the fund paid .39% of its average net assets to Nuveen Advisory for its services.




10.The following information amends and replaces the "Taxable Equivalent Yield" table contained in the Prospectus for the fund dated June 28, 2000.




                                        Tax-Exempt Yields
  Federal Tax Rates       2.00%           2.50%           3.00%           3.50%           4.00%
 ----------------------------------------------------------------------------------------------
  27.5%                   2.76%           3.45%           4.14%           4.83%           5.52%
 ..........................................................................
  30.5%                   2.88%           3.60%           4.32%           5.04%           5.76%
 ..........................................................................
  35.5%                   3.10%           3.88%           4.65%           5.43%           6.20%
 ..........................................................................
  39.1%                   3.28%           4.11%           4.93%           5.75%           6.57%

 ..........................................................................



11.The address for Chase Manhattan Bank, the fund's custodian, and for Chase Global Funds Services, the fund's transfer agent, as well as for all corre-spondence, purchases, redemptions and exchange requests and other communica-tions for the fund has changed to P.O. Box 660086, Dallas, Texas 75266-0086.


12.The following financial highlights amend and replace the information con-tained in the Prospectus for the fund dated June 28, 2000. The information contained in the table is as of February 28, 2001, the fund's most recent fis-cal year end, and is excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent public accoun-tants. You may find more information about the fund's performance in its an-nual report. For a free copy of the fund's latest annual report, write to Nuveen or call (800) 257-8787.

Nuveen Institutional Tax-Exempt Money Market Fund*


                                                                       Ratios/Supplemental Data
                                                                    -------------------------------
                                                                                              Ratio
                                                                                             of Net
                                               Less                            Ratio of  Investment
                                      Distributions  Ending           Ending   Expenses   Income to
                 Beginning        Net      from Net     Net              Net to Average     Average
Year Ended       Net Asset Investment    Investment   Asset  Total    Assets        Net         Net
February 28/29,      Value     Income        Income   Value Return     (000) Assets (a)  Assets (a)
----------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)  $1.00   3.43% $159,388        .69%       3.41%
2000(b)               1.00        .03          (.03)   1.00   2.97   235,325        .46        2.95
1999                  1.00        .03          (.03)   1.00   3.07   345,633        .45        3.06
1998                  1.00        .03          (.03)   1.00   3.27   473,502        .44        3.26
1997                  1.00        .03          (.03)   1.00   3.11   515,403        .44        3.10
----------------------------------------------------------------------------------------------------


 * Information included prior to the year ended February 29, 2000, reflects the financial highlights of Nuveen Tax-Exempt Money Market Fund, Inc.

(a) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratio of Expenses to Average Net Assets for 2001 is .68% and the Ratio of Net Investment Income to Av-erage Net Assets is 3.42%.


(b) Information includes the financial highlights of the Nuveen Tax-Exempt Money Market Fund, Inc. through the close of business on June 25, 1999, and the financial highlights of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.


        PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE

                   Supplement Dated June 18, 2001 to the

            Statement of Additional Information Dated June 28, 2000

                               -----------------

                            NUVEEN MONEY MARKET FUND

                           Nuveen Money Market Trust

                               -----------------

  The Statement of Additional Information for the Nuveen Money Market Fund (the "Fund") included as part of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-74835) filed with the Securi-ties and Exchange Commission on June 28, 2000, is hereby incorporated by refer-ence as if set forth in full herein.

  As of June 18, 2001, the following changes supplement or amend the informa-tion contained in the Statement of Additional Information ("SAI") for the Fund dated June 28, 2000.


1.All references in the SAI to John Nuveen & Co. Incorporated are changed to Nuveen Investments ("Nuveen").

2.The address for Chase Manhattan Bank, the Fund's custodian, and for Chase Global Funds Services, the Fund's transfer agent, as well as for all correspon-dence, purchases, redemptions and exchange requests and other communications for the Fund has changed to P.O. Box 660086, Dallas, Texas 75266-0086.

3.David J. Lamb is an officer of the Trust. He is a Vice President and his ad-dress is 333 West Wacker Avenue, Chicago, Illinois 60606. He has been Vice President since March 2000, was previously Assistant Vice President (since Jan-uary 1999), and prior thereto, Associate of Nuveen Investments and also a Cer-tified Public Accountant.

4.The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended February 28, 2001. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any com-pensation from the Trust.



                                                         Total Compensation From
                                           Aggregate      Corporation and Fund
                                          Compensation           Complex
      Name of Trustee                   from the Fund(1) paid to the Trustees(2)
      ---------------                   ---------------- -----------------------
      Robert P. Bremner................       $19                $71,000
      Lawrence H. Brown................       $21                $75,250
      Anne E. Impellizzeri.............       $19                $71,000
      Peter R. Sawers..................       $19                $71,000
      William J. Schneider.............       $19                $69,000
      Judith M. Stockdale..............       $19                $71,000

--------

(1) The compensation paid to the independent trustees for the fiscal year ended February 28, 2001 for services to the Fund.


(2) Based on the compensation paid (including any amounts deferred) to the in-dependent trustees for the fiscal year ended February 28, 2001 for services to the open-end and closed-end funds advised by NAC.

5.Each trustee who is not affiliated with Nuveen Advisory Corp. ("NAC") re-ceives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day on which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or by telephone at a meeting of the Executive Committee held solely to declare dividends.

6.The following table sets forth the percentage ownership of each person who, as of May 23, 2001, owns of record or beneficially, 5% or more of any class of the Fund's shares.



      Name of Fund and Class       Name and Address of Owner    Percentage of Ownership
      ------------------------  ------------------------------- -----------------------
      Nuveen Money Market Fund  Mellon Bank DE NA                       31.24%
      Class A Shares            Enhanced Cash Fund TR
                                135 Santilli Highway
                                Everette, MA 02149
                                Prudential Bank and Trust                5.06%
                                C/F Evergreen Acceptance Corp.
                                1001 N. Jefferson St., STE. 200
                                Wilmington, DE 19801-1400
                                Prudential Bank and Trust                5.06%
                                C/F First Lincoln
                                Santa Monica Corp.
                                1001 N. Jefferson St., STE. 200
                                Wilmington, DE 19801-1400
                                Prudential Bank and Trust                5.07%
                                C/F Flintridge Corporation
                                1001 N. Jefferson St., STE. 200
                                Wilmington, DE 19801-1400
                                Prudential Bank and Trust                5.07%
                                C/F First Lincoln Holdings Inc.
                                1001 N. Jefferson St., STE. 200
                                Wilmington, DE 19801-1400
                                First Clearing Corporation              20.05%
                                A C 5072-5278
                                Leah L. Lewis TR DTD
                                2-23-00
                                3430 E. Kachina Drive
                                Phoenix, AZ 85044-3427
                                Bear Stearns Securities Corp.           10.16%
                                FBO 493-18471-17
                                1 Metrotech Center North
                                Brooklyn, NY 11201-3859

      Name of Fund and Class     Name and Address of Owner   Percentage of Ownership
      ----------------------   ----------------------------- -----------------------
      Class B Shares           Raymond James Assoc. Inc.             13.51%
                               FBO Mitchell C. Golvach
                               8218 Turnmill Ct.
                               Spring, TX 77379-7161
                               Salomon Smith Barney Inc.              5.35%
                               00170102501
                               333 West 34th St., 3rd Floor
                               New York, NY 10001
                               First Clearing Corporation            19.30%
                               A C 2657-4268
                               4301 Dogwood Ave.
                               Seal Beach, CA 90740-2852
      Class C Shares           Leila Peskoff                         11.85%
                               8100 Bay Pkwy., Apt. 1C
                               Brooklyn, NY 11214-2541
                               Richard R. Blackinton                  7.02%
                               Richard R. Blackinton Trust
                               New England Sterling
                               34 Extension St.
                               Attleboro, MA 02703
                               Bear Stearns Securities Corp.         52.80%
                               1 Metrotech Center North
                               Brooklyn, NY 11201-3859
      Class R Shares           Melville R. Millett                    6.84%
                               FBO Melville R. Millett
                               U A SEP 01 92
                               21 Poinsettia Dr.
                               Debary, FL 32713
                               The John Nuveen Company               21.47%
                               FBO Nuveen Money
                               Market CL R--Seed Money
                               Attn: Darlene Cramer
                               333 W. Wacker Dr.
                               Chicago, IL 60606
                               The John Nuveen Company               61.35%
                               FBO Nuveen Money
                               Market CL R--Seed Money
                               Attn: Darlene Cramer
                               333 W. Wacker Dr.
                               Chicago, IL 60606

7.For the last two fiscal years, the Fund paid net management fees as follows:


                                                       Fee Waivers and Expense
            Management Fees Net of Expense            Reimbursements from Nuveen
        Reimbursement Paid to Nuveen Advisory           Advisory for The Year
                  For The Year Ended                            Ended
        -------------------------------------         ----------------------------
            2/29/00                      2/28/01        2/29/00       2/28/01
      -------------------   -------------------       -----------   ------------
       $               --     $               --        $73,628       $131,172


8.The Fund's yields for the seven-day period ended February 28, 2001 for Clas-ses A, B, C and R were 4.59%, 3.84%, 3.84% and 4.84%, respectively. The Fund's effective yields for the seven-day period ended February 28, 2001 for Classes A, B, C and R were 4.70%, 3.92%, 3.92% and 4.96%, respectively.


9.For the fiscal year ended February 28, 2001, 100% of the service and distri-bution fees were paid out as compensation to Authorized Dealers.


                                                           Compensation Paid to
                                                          Authorized Dealers for
                                                              the Year Ended
                                                            February 28, 2001
                                                          ----------------------
      Nuveen Money Market Fund
          Class A.......................................         $ 4,023
          Class B.......................................         $10,151
          Class C.......................................         $10,917


10.Nuveen serves as the principal underwriter of the shares of the Fund pursu-ant to a "best efforts" arrangement as provided by a distribution agreement with the Fund, dated February 1, 1999 and last renewed on July 31, 2000.


                       PLEASE RETAIN FOR FUTURE REFERENCE

                   Supplement Dated June 18, 2001 to the

            Statement of Additional Information Dated June 28, 2000

                               -----------------

                 NUVEEN CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

                           Nuveen Money Market Trust

                               -----------------

  The Statement of Additional Information for the Nuveen California Tax-Exempt Money Market Fund (the "Fund") included as part of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-74835) filed with the Securities and Exchange Commission on June 28, 2000, is hereby incorporated by reference as if set forth in full herein.

  As of June 18, 2001, the following changes supplement or amend the informa-tion contained in the Statement of Additional Information ("SAI") for the Fund dated June 28, 2000.


1.All references in the SAI to John Nuveen & Co. Incorporated are changed to Nuveen Investments ("Nuveen").

2.The address for Chase Manhattan Bank, the Fund's custodian, and for Chase Global Funds Services, the Fund's transfer agent, as well as for all correspon-dence, purchases, redemptions and exchange requests and other communications for the Fund has changed to P.O. Box 660086, Dallas, Texas 75266-0086.

3.The following information amends and replaces the "Special Considerations Re-lating to California Securities" section contained in the SAI for the Fund dated June 28, 2000.



   Except to the extent the Fund invests in temporary investments, the Fund will invest substantially all of its assets in California Municipal Obliga-tions. The Fund is therefore susceptible to political, economic or regulatory factors affecting issuers of California Municipal Obligations.


   These include the possible adverse effects of certain California constitu-tional amendments, legislative measures, voter initiatives and other matters that are described below. The following information provides only a brief sum-mary of the complex factors affecting the financial situation in California (the "State") and is derived from sources that are generally available to in-vestors and is believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California Municipal Obligations.


   During the early 1990's, California experienced significant financial diffi-culties, which reduced its credit standing, but the State's finances have im-proved since 1994. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contrac-tual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds is-sued by California, its public authorities or local governments could be ad-versely affected.


Economic Overview


   The State's economy has experienced steady growth and diversification out of the recession in early 1990's. The pace of growth substantially accelerated during the recent years, backed by strength in high-tech manufacturing, retail trade, business services and real estate. Total personal income in the State increased by 10.5% during 2000 to an estimated $1,093 billion, accounting for 13% of all personal income in the nation and capturing 18% of the nation's per-sonal income growth. Total employment is over 16 million, the majority of which is in the service, trade and manufacturing sectors. Unemployment has declined dramatically from its 10% recession peak and through the first quarter of this year, the State's 4.7% unemployment rate is at a 30-year low.


   Amid a national slowdown that began in late 2000, California's economy has demonstrated great resilience, yet it is faced with unique challenges from a correction in the high-tech sector and an unresolved power crisis. While em-ployment growth still ranks among the top of the nation, it slowed moderately as a result of layoffs and hiring freezes by dot com services and high-tech in-dustries, such as computer, electronic and telecom equipment manufacturing. The downturn in the State's vital high-tech sector not only affects the level of production and employment, but also weakens venture capital investments into the State and the wealth level of the State's residents, many of whom suffered huge losses from recent declines in the stock market. On the other hand, the on-going power crisis, already resulting in blackouts, rate hikes, bankruptcy of the State's largest utility and downgrades of the State's general obligation bonds, could further cloud the State's business climate, hurt residents' pur-chasing power and dampen the economy.


   Despite the above-mentioned risks, the State's economy is holding up reason-ably well to date, supported by a strong housing market and growing residential constructions. Employment growth in construction was 7.1% from March 2000 to March 2001. Demand still outpaces supply and prices remain stable.


Energy Crisis


   Electricity demand in California has been rising at a rapid pace as a result of economic growth, population influx, and the electric power needs of a larger information technology and telecommunication infrastructure. Generation capac-ity growth has not kept pace with this strong demand due to severe zoning re-strictions, air quality mandates and uncertainty over prices in the new deregu-lated electric market. In fact, no new power plants have been constructed in the State in the last ten years, although peak demand is substantially higher. This supply/demand imbalance has combined with unusual weather and some plant shutdowns to cause severe volatility and price spikes in the State's wholesale power market.


   The deregulation legislation passed in California four years ago required that the investor owned utilities (IOUs) sell off most of their generation plants and purchase electricity daily on the State's newly created Power Ex-change. At the same time, retail rates were frozen until the earlier of either 2002 or until all of the utilities' stranded costs were paid off. When whole-sale prices rocketed while retail rates were restrained, IOUs suffered imbalance between costs and revenues and therefore huge uncovered losses and stressed cash positions. The State's larg-est IOU, Pacific Gas & Electric Company, filed for Chapter 11 bankruptcy pro-tection in April 2001.


   Due to the lack of credit and liquidity of the State's IOUs, the State was forced to purchase power on the spot market on their behalf and to fund the purchase through its general fund cash advances. Running at a rate of over $1 billion per month, the power purchase is significantly depleting the general fund reserves and weakening the State's liquidity position. The State Legisla-ture passed Senate Bill 31 authorizing the issuance of $13.4 billion in reve-nue bonds to fund future purchases and repay the general fund for past advanc-es. Before the law goes into effect in late summer, the State treasury will continue to serve as the source of funds for power purchases.


   The power crisis, which has already caused blackouts and consumer rate hikes, will continue to present risks. On the positive side, California has 15 major power plants approved, which will add substantial new capacity (9873 megawatts). A number of other plants are planned. Although this will not ease the current supply/demand imbalance, it will resolve the supply issue in the long run.


Constitutional Limitations on Taxes, Other Charges and Appropriations


   Limitation on Property Taxes. Certain California Municipal Obligations may be obligations of issuers which rely in whole or in part, directly or indi-rectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on vot-er-approved bonded indebtedness.


   Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This sys-tem has resulted in widely varying amounts of tax on similarly situated prop-erties. Several lawsuits have been filed challenging the acquisition-based as-sessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.


   Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any gov-ernmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed a non-voter approved levy of "general taxes" which were not dedicated to a specific use.


   Limitation on Other Taxes, Fees and Charges. On November 5, 1996, the vot-ers of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitu-tion, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.


   Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December 31, 1994 must be approved by a majority vote within two years.


   Article XIIID contains several new provisions making it generally more dif-ficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions af-fecting "fees" and "charges", defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, im-posed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which gener-ate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collec-tion services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the prop-erty owners subject to the fee or charge or, at the option of the local agen-cy, two-thirds voter approval by the electorate residing in the affected area.


   In addition to the provisions described above, Article XIIIC removes limi-tations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assess-ment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.


   The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such determina-tions. Proposition 218 is generally viewed as restricting the fiscal flexibil-ity of local governments, and for this reason, some ratings of California cit-ies and counties have been, and others may be, reduced.


   Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Prop-ositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations sub-ject to limitation" in excess of the appropriations limit imposed. "Appropria-tions subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such pro-ceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is im-posed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.


   Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropria-tions made in certain cases of emergency.


   The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service respon-sibilities between government units. The definitions for such adjustments were liberalized in 1990 to more closely follow growth in the State's economy.


   "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments are currently operating near their spending limits, but this condition may change over time. Local govern-ments may by voter approval exceed their spending limits for up to four years. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.1 billion, which was returned to taxpayers. Since that year, appropriations subject to limitation have been under the State lim-it. State appropriations were $4.0 billion under the limit for fiscal year 1997-98.


   Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing le-gal challenges, it is not currently possible to determine fully the impact of these Articles on California Municipal Obligations or on the ability of the State or local governments to pay debt service on such California Municipal Ob-ligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitu-tionality of these Articles, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local is-suers to repay their obligations.


Obligations of the State of California


   Under the California Constitution, debt service on outstanding general obli-gation bonds is the second charge to the General Fund after support of the pub-lic school system and public institutions of higher education. As of , March 1, 2001, the State had outstanding approximately $19.1 billion of long-term gen-eral obligation bonds, and 6.5 billion of lease-debt supported by the State General Fund. The State also had about $9.3 billion of authorized and unissued general obligation bonds.


Recent Financial Results


   The total General Fund revenue in fiscal year 2000 was $71.3 billion. The principal sources were the California personal income tax (55% of total reve-nues), the sales and use tax (30%) and bank and corporation taxes (10%). The State maintains a Special Fund for Economic Uncertainties (the "SFEU"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. As of June 30, 2000, the total General Fund balance ended at $8.4 billion with $6.2 billion undesignated. Due to the economic and revenue impact of economic weakening, the May Revision to the Governor's Fiscal 2002 Submission revised tax revenue forecasts.

   General. Throughout the 1980's, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to lo-cal public school districts. In 1988, an initiative (Proposition 98) was en-acted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college dis-tricts a minimum share of State General Fund revenues (currently about 35%).


   Since the start of the 1990-91 fiscal year, the State has faced adverse economic, fiscal, and budget conditions. The economic recession seriously af-fected State tax revenues. It also caused increased expenditures for health and welfare programs. Since the start of the 1990-91 fiscal year, the State has faced adverse economic, fiscal and budget conditions. The economic reces-sion seriously affected State tax revenues. It also caused increased expendi-tures for health and welfare programs. As a result of the strengthening State economy, General Fund revenue growth is now outpacing the costs associated with many of the larger programs supported by the General Fund. However, the State will face additional challenges in coming years by the expected need to substantially increase capital and operating funds for State infrastructure needs, as well as corrections resulting from a "Three Strikes" law enacted in 1994.


   Recent Budgets. As a result of these factors, among others, from the late 1980's until 1992-93, the State had a period of nearly chronic budget imbal-ance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the budget reserve, with the SFEU approaching $2.8 billion at its peak as of June 30, 1993. Starting in the 1990-91 Fiscal Year and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legisla-ture and Governor eventually agreed on a number of different steps to produce Budget Acts in the Years 1991-92 to 1995-96 (although not all of these actions were taken in each year):


  .  significant cuts in health and welfare program expenditures;


  . transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;


  . transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;


  . reduction in growth of support for higher education programs, coupled with increases in student fees;


  . revenue increases (particularly in the 1992-92 Fiscal Year budget), most of which were for a short duration;


  . increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare serv-ices to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and


  .  various one-time adjustment and accounting changes.

   Despite these budget actions, the effects of the recession led to large un-anticipated deficits in the SFEU, as compared to projected positive balances. By the start of the 1993-94 Fiscal Year, the accumulated deficit was so large (almost $2.8 billion) that it was impractical to budget to retire it in one year. Therefore, a two-year program was implemented, using the issuance of rev-enue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.


   The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results. While General Fund revenues and expenditures were essentially equal in FY 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in FY 1993-94, 1994-95, and 1995-96 which have reduced the accumulated budget deficit to about $70 million as of June 30, 1996.


   Accumulated budget deficits in the early 1990's, together with other factors such as the disbursement of funds to local school districts "borrowed" from fu-ture fiscal years and hence not shown in the annual budget, resulted in a sig-nificant reduction in the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of regis-tered warrants ("IOUs") over a 2-month period to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders.


   The State's cash condition became so serious that from late spring 1992 un-til 1995, the State had to rely on the issuance of short term notes which ma-tured in a subsequent fiscal year to finance its ongoing deficit, and pay cur-rent obligations. With the repayment of the last of these deficit notes in April, 1996, the State does not plan to rely further on external borrowing across fiscal years, but will continue its normal cash flow borrowings during a fiscal year.


   Proposed 2001-02 Budget. In January 2001, the Governor released his proposed budget for FY 2001-02. Based on the Governor's May revision, the projection of General Fund revenues was reduced by $4.6 billion to reflect expectations of lower stock option and capital gains income. The General Fund balance was also reduced from $3.1 billion to $1.8 billion, which gave the State limited finan-cial flexibility and very little cushion for further deterioration.


Bond Ratings


   Before recent ratings downgrades, the State was rated AA by both Standard and Poor and Fitch and Aa2 by Moody's. However, increasing financial risks as-sociated with the national economic slowdown, high-tech sector correction, en-ergy crisis and the weakened General Fund position triggered two agencies to downgrade their ratings. S&P downgraded the State's long term general obliga-tion bonds rating from AA to A+ in April 2001, and Moody's downgraded the rat-ing from Aa2 to Aa3 in May 2001. Both agencies maintain a negative outlook.

   The ratings on the State of California Lease Appropriation Revenue Bonds, the California State University System Bonds, and hospital bonds insured under the Cal-Mortgage program, and California Veteran's General Obligation Bonds were also affected.


   These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may in-vest. Furthermore, there can be no assurance that the State of California will maintain its current credit ratings.


Legal Proceedings


   The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunc-tions, which would overturn several parts of the State's recent budget com-promises. The matters covered by these lawsuits include the property tax shift from counties to school districts, the Controller's ability to make payments within a State budget, and various other issues. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the fi-nal remedies may not have to be implemented in one year.


Obligations of Other Issuers


Other Issuers of California Municipal Obligations


   There are a number of state agencies, instrumentalities and political subdi-visions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.


   State Assistance. Property tax revenues received by local governments de-clined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total lo-cal assistance from the State's General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of imple-menting reductions in certain aid programs. To reduce State General Fund sup-port for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school dis-tricts, representing a loss of the post-Proposition 13 "bailout" aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. To the extent the State should be con-strained by its Article XIIIB appropriations limit, or its obligation to con-form to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly coun-ties.

   Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were to be enacted by June, 1997 in order to comply with federal welfare reform law. It is not yet known what the overall impact will be on local government finances.


   Assessment Bonds. California Municipal Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be de-veloped within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the prop-erty assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make pay-ments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.


   California Long Term Lease Obligations. Based on a series of court deci-sions, certain long-term lease obligations, though typically payable from the General Fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occu-pancy by the municipality during the term of the lease. Abatement is not a de-fault, and there may be no remedies available to the holders of the certifi-cates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Litigation is brought from time to time challenging the constitutionality of such lease arrangements.


Other Considerations


   The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by healthcare and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care prov-iders under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.


   Limitations on ad valorem property taxes may particularly affect "tax allo-cation" bonds issued by California redevelopment agencies. Such bonds are se-cured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed val-ues in the redevelopment project decline (e.g., because of a major natural di-saster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and Standard &Poor's suspended ratings on California tax allocation bonds after the enact-ment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.


   Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.


   The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and princi-pal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be intro-duced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abili-ties of state and local governments to impose new taxes or increase existing taxes. Presently, it is not possible to predict the extent to which any such legislation will be enacted. Nor is it possible to determine the impact of any such legislation on California Municipal Obligations in which the Fund may in-vest, future allocations of state revenues to local governments or the abili-ties of state or local governments to pay the interest on, or repay the princi-pal of, such California Municipal Obligations.


   Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earth-quakes, and neither event is expected to have any long-term negative economic impact. Any California Municipal Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, in-come tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer obtaining earthquake insurance coverage at reasonable rates; (ii) an insurer performing on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government appropriating sufficient funds within their respective budget limitations.


4.David J. Lamb is an officer of the Trust. He is a Vice President and his ad-dress is 333 West Wacker Avenue, Chicago, Illinois 60606. He has been Vice President since March 2000, was previously Assistant Vice President (since Jan-uary 1999), and prior thereto, Associate of Nuveen Investments and also a Cer-tified Public Accountant.

5.The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended February 28, 2001. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any com-pensation from the Trust.

                                                              Total Compensation
                                                Aggregate      From  Trust  and
                                               Compensation   Fund Complex paid
      Name of Trustee                        from the Fund(1) to the Trustees(2)
      ---------------                        ---------------- ------------------
      Robert P. Bremner.....................       $176            $71,000
      Lawrence H. Brown.....................       $186            $75,250
      Anne E. Impellizzeri..................       $176            $71,000
      Peter R. Sawers.......................       $176            $71,000
      William J. Schneider..................       $170            $69,000
      Judith M. Stockdale...................       $176            $71,000

--------

(1) The compensation paid (but not including amounts deferred) to the indepen-dent trustees for the fiscal year ended February 28, 2001 for services to the Fund.


(2) Based on the compensation paid (including any amounts deferred) to the in-dependent trustees for the fiscal year ended February 28, 2001 for services to the open-end and closed-end funds advised by NAC.


6.Each trustee who is not affiliated with Nuveen Advisory Corp. ("NAC") re-ceives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day on which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or by telephone at a meeting of the Executive Committee held solely to declare dividends.

7.The following table sets forth the percentage ownership of each person who, as of May 23, 2001, owns of record or beneficially, 5% or more of the Fund's shares.



            Name of Fund          Name and Address of Owner   Percentage of Ownership
            ------------        ----------------------------- -----------------------
      Nuveen California Tax-    Thurston Family Trust                  5.17%
      Exempt Money Market Fund  C/O Perry and Neidorf
                                9720 Wilshire Blvd, FL 3
                                Beverly Hills, CA 90212-2015

                                Eileen B. Geller                       8.87%
                                Andrew D. Geller TRS
                                Geller Family Trust
                                3297 Woodbine St.
                                Los Angeles, CA 90064-4836

                                Arrowhead Trust Inc.                  19.84%
                                Attn: April Eden
                                P.O. Box 735
                                San Bernardino, CA 92402-0735


8.For the last three fiscal years, the Fund paid net management fees as fol-lows:


          Management Fees Net of
                  Expense                          Fee Waivers and Expense
          Reimbursement Paid to                      Reimbursements from
          Nuveen Advisory for the                  Nuveen Advisory for the
                Year Ended                                Year Ended
      ------------------------------------      ---------------------------------------
      2/28/99      2/29/00       2/28/01        2/28/99       2/29/00        2/28/01
     ----------------------------------------------
                                           --------------------------------------------
      $633,107     $17,545       $184,916       $85,867       $131,921       $15,415


9.The Fund's yield and effective yield for the seven-day period ended February 28, 2001 were 1.69% and 1.70%, respectively.

10.Based upon (a) a combined 2001 federal and California income tax rate of 45.0%, and (b) the yield for the Fund as described above for the seven-day pe-riod ended February 28, 2001, the taxable equivalent yield for the Fund for that period was 3.07%.


11.The taxable equivalent yield tables on pages S-33, S-34 and S-35 are deleted.




12. For the fiscal year ended February 28, 2001, the Fund paid 12b-1 fees in the amount of $125,207.


13.Nuveen serves as the principal underwriter of the shares of the Fund pursu-ant to a "best efforts" arrangement as provided by a distribution agreement with the Fund, dated February 1, 1999 and last renewed on July 31, 2000.


                    PLEASE RETAIN FOR FUTURE REFERENCE

                   Supplement Dated June 18, 2001 to the

            Statement of Additional Information Dated June 28, 2000

                               -----------------

                  NUVEEN NEW YORK TAX-EXEMPT MONEY MARKET FUND

                           Nuveen Money Market Trust

                               -----------------

  The Statement of Additional Information for the Nuveen New York Tax-Exempt Money Market Fund (the "Fund") included as part of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-74835) filed with the Securities and Exchange Commission on June 28, 2000, is hereby incorporated by reference as if set forth in full herein.

  As of June 18, 2001, the following changes supplement or amend the informa-tion contained in the Statement of Additional Information ("SAI") for the Fund dated June 28, 2000.


1.All references in the SAI to John Nuveen & Co. Incorporated are changed to Nuveen Investments ("Nuveen").

2.The address for Chase Manhattan Bank, the Fund's custodian, and for Chase Global Funds Services, the Fund's transfer agent, as well as for all correspon-dence, purchases, redemptions and exchange requests and other communications for the Fund has changed to P.O. Box 660086, Dallas, Texas 75266-0086.


3.The following information amends and replaces the "Special Considerations Re-lating to New York Securities" section contained in the SAI for the Fund dated June 28, 2000.



  Except to the extent the Fund invests in temporary investments, the Fund will invest substantially all of its assets in New York Municipal Obligations. The Fund is therefore susceptible to political, economic or regulatory factors af-fecting New York State and governmental bodies within New York State. The fol-lowing information provides only a brief summary of the complex factors affect-ing the financial situation in New York and is derived from sources that are generally available to investors and is believed to be accurate. It is based on information drawn from official statements and prospectuses issued by, and other information reported by, the State of New York (the "State"), by its var-ious public bodies (the "Agencies"), and by other entities located within the State, including the City of New York (the "City"), in connection with the is-suance of their respective securities.


  There can be no assurance that current or future statewide or regional eco-nomic difficulties, and the resulting impact on State or local government fi-nances generally, will not adversely affect the market value of New York Munic-ipal Obligations held by the Fund or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

  (1) The State: The slowdown in the national economy is beginning to affect New York State. The automobile industry, for example, which is one of largest employers in upstate New York, continues to experience layoffs resulting from slowdowns throughout the manufacturing sector. Despite continued layoffs and slowing job growth, unemployment rates have actually improved slightly since April 2000. As of April 2001, the City and State recorded unemployment rates of 5.2% and 4.1% respectively. New York State remains one of the wealthier states in the nation. The State's 2000 average per capita personal income was $34,547, which represents a 1.8% increase over 1999 levels.


  Disparities between the performance of the upstate and downstate economies remain. Improvement in the upstate economy was not as pronounced as in down-state areas, like New York City, because many upstate communities did not par-ticipate as fully in the economic expansion of the late 1990's. Population and employment growth levels in the upstate counties were minimal and did not ap-proach averages of downstate counties. Employment losses in the manufacturing sector continue to constrain both population and employment growth in upstate areas. For example, preliminary results from the 2000 Census indicate that sev-eral major upstate cities, including Buffalo, Rochester, and Albany, lost popu-lation while New York City's population increased approximately 9.4% during the 1990's and is currently at record high levels.


  Indebtedness. As of March 31, 2000, the total amount of State general obliga-tion debt stood at $4.5 billion. The State's general obligation debt is voter approved.


  In June 1990, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to is-sue long-term obligations to fund certain payments to local governments tradi-tionally funded through the State's annual seasonal borrowing. LGAC is autho-rized to issue up to $4.7 billion in bonds plus amounts necessary to fund a capital reserve, costs of issuance and, in certain cases, capitalized interest. To date, LGAC has issued all of its authorization. Any issuance of bonds by LGAC in the future will be for refunding purposes only.


  Financing of capital programs by other public authorities of the State is also obtained from lease-purchase and contractual-obligation financing arrange-ments (non-voter approved), the debt service for which is paid from State ap-propriations. As of March 31, 2000, there was $24.7 billion of such other fi-nancing arrangements outstanding and additional financings of this nature by public authorities including LGAC. In addition, certain agencies had issued and have outstanding approximately $600 million of "moral obligation financings" as of March 31, 2000, which are to be repaid from project revenues. There has never been a default on moral obligation debt of the State.


  State Budget. As of June 1, 2001, the State had not yet adopted a budget for its 2002 fiscal year, which began on April 1, 2001. The date of adoption cannot be determined.


  The State has not approved its annual budget in a timely manner in several years. To provide for the payment of debt service and to prevent the disruption of essential services, the State has established procedures for approving nec-essary funding for key services without a budget in place. Because of the his-tory of late budgets, these procedures have become fairly institutionalized and have enabled the State to continue operations without significant disruption.

  State Debt Ratings. In December 2000, Standard and Poor's upgraded its rat-ings on New York State's general obligation debt to AA from A+ citing the steady improvement in the State's economy and better management of its long-term capital needs. In February 2001, Fitch upgraded its rating on the State's general obligation debt to AA from A+ citing New York State's increased finan-cial discipline, particularly related to its long-term debt burden, as well as improvement in the State's overall credit profile. As of June 1, 2001, Moody's maintained its A2 rating on the State's general obligation debt. These ratings reflect the State's credit quality only, and do not indicate the creditworthi-ness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that New York State will maintain its current credit rat-ings.


  (2) The City and the Municipal Assistance Corporation ("MAC"): The City ac-counts for approximately 40% of the State's population and personal income, and the City's financial health affects the State in numerous ways.


  Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the fu-ture. Changes in the economic activity in the City, particularly employment, per capita personal income and retail sales, may have an impact on the City. Overall, the City's economy improved in fiscal year 1998. Much of the increase can be traced to the performance of the financial industry, but the City's economy also produced gains in the retail trade sector, the hotel and tourism industry, and business services, with private sector employment higher than previously forecasted.


  In response to the City's fiscal crisis in 1975, the State took a number of steps to assist the City in returning to fiscal stability. Among other actions, the State Legislature (i) created MAC to assist with long-term financing for the City's short-term debt and other cash requirements and (ii) created the State Financial Control Board (the "Control Board") to review and approve the City's budgets and four-year financial plans (the financial plans also apply to certain City-related public agencies).


  Pursuant to State law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections. The City is required to submit its financial plans to review bodies, including the Control Board. If the City were to experience certain adverse financial circumstances, including the oc-currence or the substantial likelihood and the imminence of the occurrence of an annual operating deficit of more than $100 million or the loss of access to the public credit markets to satisfy the City's capital and seasonal financial requirements, the Control Board would be required by State law to exercise cer-tain powers, including prior approval to City financial plans, proposed borrowings and certain contracts.


  The City depends on the State for aid both to enable the City to balance its budget and to meet its cash requirements. If the State experiences revenue shortfalls or spending increases beyond its projections, such developments could result in reductions in projected State aid to the City. In addition, there can be no assurance that State budgets for future fiscal years will be adopted by the April 1 statutory deadline and that there will not be any ad-verse effects on the City's cash flow and additional City expenditures as a re-sult of such delays.

  Indebtedness. New York City and related organizations issue debt to fund cap-ital and other improvements in the City.


  New York City general obligation debt. The State Constitution requires the City to pledge its full faith and credit for the payment of principal and in-terest on City term and serial bonds and guaranteed debt. The City's ability to issue general obligation debt is limited by the New York State Constitution to 10% of the average of five years' full valuations of taxable real estate.


  Municipal Assistance Corporation. Created in 1975, MAC is empowered to issue and sell bonds and notes and also provides certain oversight of the City's fi-nancial activities. MAC has no taxing power. All outstanding bonds issued by MAC are general obligations of MAC and do not constitute a debt of the City or the State. Neither the City nor a credit of the City has any claim to MAC's revenues and assets. MAC bonds are paid from certain sales and compensating use taxes, the stock transfer tax and certain per capita aid subject in each case to appropriation by the State Legislature. Net collections of taxes and per capita aid are returned to the City by the State after MAC debt service re-quirements are met. MAC has issued all of its debt authorization. Any issuance of bonds by MAC in the future will be for refunding purposes only.


  New York City Municipal Water Finance Authority. Established in 1985, the New York City Municipal Water Finance Authority (MWFA) issues debt to finance the cost of capital improvements to the City's water distribution and sewage col-lection system. Bonds issued by the MWFA are paid from water and sewer fees and charges.


  New York City Transitional Finance Authority. The New York Transitional Fi-nance Authority (TFA) was created in March 1997 to assist the City in funding its capital program.


  Absent creation of this authority, the City would have faced limitations on its general obligation borrowing capacity after 1998 under the State's Consti-tution. TFA was authorized to issue debt in an aggregate principal amount of $7.5 billion. TFA has no taxing power. All outstanding bonds issued by TFA are general obligations of TFA and do not constitute debt of either the City or the State. Neither the City nor a creditor of the City has any claim to TFA's reve-nues and assets. TFA bonds are secured by a primary lien on the City's personal income tax receipts as well as a secondary lien on sales tax receipts. Sales taxes are only available to TFA after such amounts required by MAC are deducted and if the amounts of personal income tax revenues fall below statutorily spec-ified coverage levels. Net collections of taxes not required by TFA are paid to the City by TFA.


  New York City Tobacco Settlement Asset Securitization Corporation. The New York City Tobacco Settlement Asset Securitization Corporation (TSASC) was cre-ated in November 1999 to further assist the City in funding its capital pro-grams.


  TSASC is a special-purpose, bankruptcy-remote, not-for-profit corporation au-thorized to issue debt in an aggregate principal amount of $2.5 billion. TSASC has no taxing power. Bonds which are issued by TSASC are secured by Tobacco Settlement Revenues arising out of the Master Settlement Agreement between 46 states and the participating cigarette manufacturers. The program was struc-tured such that forecasted revenues are in excess of annual debt service re-quirements, with the residual flowing back to

New York City for the financing of various capital projects. Bonds issued by TSASC are not debt of the State of New York or the City. Furthermore, neither the revenues nor the taxing power of New York State or the City is pledged to-wards debt service payments.


  As of June 30, 2000, the City had $26.6 billion in general obligation debt outstanding. Related City issuers--MAC, TFA, and MWFA--had $3.5 billion, $5.92 billion, and $9.41 billion in revenue bonds outstanding, respectively. TSASC did not issue any additional long-term debt obligations during fiscal year 2000. As of June 1, 2001, $709 million in TSASC debt remained outstanding.


  Debt Ratings. In August 2000, Moody's upgraded its ratings on New York City's general obligation debt to A2 from A3 citing the City's renewed economic strength and its good financial management. In September 2000, Standard and Poor's upgraded its ratings on the City's general obligation debt to A from A-citing the City's strong commitment to improving financial performance, as well as the City's steady economic expansion across most sectors. As of June 1, 2001, Fitch maintained its A+ rating on New York City's general obligation debt.


  In addition, Moody's, Standard and Poor's and Fitch have rated New York City MAC obligations Aa1, AA+, and AA respectively. TFA obligations are rated Aa2, AA+, and AA+ respectively. The credit ratings for both MAC and TFA reflect re-cent rating upgrades by Moody's and Standard and Poor's which were the result of solid coverage levels, the fundamental strengths of both programs, as well as the resurgence of the New York City economy in recent years.


  TSASC obligations have been assigned ratings of Aa3, A, and A+, with higher ratings assigned to short and/or intermediate maturity ranges of the unique bond issue. Debt obligations of the MWFA have been assigned ratings of Aa2, AA, and AA by the rating agencies.


  These ratings reflect the City's and the State's credit quality only, and do not indicate the credit worthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that New York City or the State of New York will maintain their current credit ratings.


  The City is a defendant in a significant number of lawsuits and is subject to numerous claims and investigations, including, but not limited to, actions com-menced and claims asserted against the City arising out of alleged constitu-tional violations, torts, breaches of contracts, and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims are not currently predictable, adverse de-terminations in certain of them might have a material adverse effect upon the City's ability to carry out its financial plan. As of June 30, 2000, the City estimated its potential future liability on outstanding claims to be $3.5 bil-lion.


  (3) The State Agencies: Certain Agencies of the State have faced substantial financial difficulties which could adversely affect the ability of such Agen-cies to make payments of interest on, and principal amounts of, their respec-tive bonds. The difficulties have in certain instances caused the State (under so-called "moral obligation" provisions, which are non-binding statutory provi-sions for State appropriations to maintain various debt service reserve funds) to appropriate funds on behalf of the Agencies.

  Failure of the State to appropriate necessary amounts or to take other action to permit those Agencies having financial difficulties to meet their obliga-tions could result in a default by one or more of the Agencies. Such default, if it were to occur, would likely have a significant adverse affect on investor confidence in, and therefore the market price of, obligations of the defaulting Agencies. In addition, any default in payment on any general obligation of any Agency whose bonds contain a moral obligation provision could constitute a failure of certain conditions that must be satisfied in connection with Federal guarantees of City and MAC obligations and could thus jeopardize the City's long-term financing plans.


  As of March 31, 2000, the State reported that its public benefit corporations had an aggregate of $49.8 billion of outstanding debt, some of which was State-supported and State-related debt.


  (4) State Litigation: The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental op-erations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State's Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunc-tive relief coupled with prospective changes in patient care which could re-quire substantial increased financing of the litigated programs in the future.


  (5) Other Municipalities: Municipalities and school districts have engaged in substantial short-term and long-term borrowings. Certain localities have expe-rienced financial problems in the past and have required additional State as-sistance. Such requests could occur again in the future, which could impact the State's financial position. The State does have some oversight authority over some of these localities; State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.


  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Emergency Financial Control Board for the City of Yon-kers (the "Yonkers Board" or EFCB) by the State in 1984. Consequently, the State of New York supervised the financial affairs of Yonkers by requiring that financial plans be submitted to the EFCB on an annual basis. However, in July 1998, the EFCB voted itself out of existence after the determination that Yon-kers had met the financial conditions to end the emergency period.


  In December 1995, in reaction to continuing financial problems, the Troy Mu-nicipal Assistance Corp., which was created in 1995, imposed a 1996 budget plan upon Troy, New York. A similar municipal assistance corporation has also been established for Newburgh, and is expected to remain in existence until 2004. In addition, several other New York cities, including Utica, Rome, Schenectady, Syracuse and Niagara Falls have faced budget deficits, as Federal and State aid and local tax revenues have declined while government expenses have increased. The financial problems being experienced by the State's smaller urban centers can place additional strains upon the State's financial condition.

  Ongoing budgetary difficulties experienced by Nassau County ("Nassau") re-sulted in the State's appointment of National Association of Securities Dealers
(NASD) Chairman and CEO, Frank Zarb as special advisor to the County in March of 2000. Pending legislative approval from Nassau, the State and Mr. Zarb have proposed a plan which would create the Nassau Interim Finance Authority (NIFA). NIFA would serve as a temporary financing mechanism which would aid Nassau in restructuring its excessive amount of outstanding debt, as well as provide an estimated $100 million of transitional aid from the State over a 5-year period. However, state assistance is contingent on Nassau officials implementing budget balancing actions to close its current budget gap, as well as the adoption of a balanced four-year financial plan during 2000. Nassau County's financial diffi-culties have contributed to several downgrades of its general obligation debt. On February 17, 2000, Moody's downgraded the County's general obligation bonds to Baa2 from Baa3, citing the County's ongoing budgetary concerns. Moody's also placed a negative outlook on Nassau's debt obligations. In June 2000, Standard and Poor's downgraded the County's general obligation bond rating to BBB- from BBB citing the County's ongoing financial troubles. However, according to rat-ing agency officials, the creation of NIFA was a positive step for Nassau, which enabled the County to maintain investment grade credit ratings. In March 2001, Fitch removed Nassau from negative watch upon the creation of NIFA and maintained its BBB- rating on the County's general obligation debt.


  Certain proposed Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures.


  If the State, New York City or any of the Agencies were to suffer serious fi-nancial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State, including notes or bonds in the Fund, could be adversely affected. Lo-calities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increased expen-ditures, and other economic trends could adversely affect certain localities and require increasing State assistance in the future.


  (6) Other Issuers of New York Municipal Obligations: There are a number of other tax-exempt entities in the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertain-ties, and the credit quality of the securities issued by them may vary consid-erably from the credit quality of obligations backed by the State.


4.David J. Lamb is an officer of the Trust. He is a Vice President and his ad-dress is 333 West Wacker Avenue, Chicago, Illinois 60606. He has been Vice President since March 2000, was previously Assistant Vice President (since Jan-uary 1999), and prior thereto, Associate of Nuveen Investments and also a Cer-tified Public Accountant.

5.The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended February 28, 2001. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any com-pensation from the Trust.


                                                            Total Compensation
                                             Aggregate       From Corporation
                                            Compensation   and Fund Complex paid
      Name of Trustee                     from the Fund(1)  to the Trustees(2)
      ---------------                     ---------------- ---------------------
      Robert P. Bremner..................       $111              $71,000
      Lawrence H. Brown..................       $117              $75,250
      Anne E. Impellizzeri...............       $111              $71,000
      Peter R. Sawers....................       $111              $71,000
      William J. Schneider...............       $108              $69,000
      Judith M. Stockdale................       $111              $71,000


--------

(1) The compensation paid to the independent trustees for the fiscal year ended February 28, 2001 for services to the Fund.

(2) Based on the compensation paid (including any amounts deferred) to the in-dependent trustees for the fiscal year ended February 28, 2001 for services to the open-end and closed-end funds advised by NAC.

6.Each trustee who is not affiliated with Nuveen Advisory Corp. ("NAC") re-ceives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day on which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or by telephone at a meeting of the Executive Committee held solely to declare dividends.

7.The following table sets forth the percentage ownership of each person who, as of May 23, 2001, owns of record or beneficially, 5% or more of the Fund's shares.



      Name of Fund              Name and Address of Owner Percentage of Ownership
      ------------              ------------------------- -----------------------
      Nuveen New York           Sandra Bass                        19.74%
       Tax-Exempt Money Market  47 Deer Park Rd.
       Fund                     Great Neck, NY 11024-2138

                                 Morton Bass                       12.40%
                                 47 Deer Park Rd.
                                 Great
                                 Neck, NY 11024-2138


8.For the last three fiscal years, the Fund paid net management fees as fol-lows:



              Management Fees                           Fee Waivers and
        Net of Expense Reimbursement              Expense Reimbursements from
         Paid to Nuveen Advisory for                  Nuveen Advisory for
               the Year Ended                            the Year Ended
      -------------------------------------      ---------------------------------------
      2/28/99      2/29/00        2/28/01        2/28/99       2/29/00        2/28/01
      --------     --------       --------       -------       --------       -------
      $76,485      $29,067        $ 61,814       $54,959       $101,182       $64,195

9.The Fund's yield and effective yield for the seven-day period ended February 28, 2001 were 2.16% and 2.18%, respectively.


10.Based upon (a) a combined 2001 federal and New York income tax rate of 43.5%, and (b) the yield for the Fund as described above for the seven-day pe-riod ended February 28, 2001, the taxable equivalent yield for the Fund for that period was 3.82%.


11.The taxable equivalent yield tables on pages S-31, S-32, S-33, S-34 and S-35 are deleted.










12.For the fiscal year ended February 28, 2001, the Fund paid 12b-1 fees in the amount of $78,756.


13.Nuveen serves as the principal underwriter of the shares of the Fund pursu-ant to a "best efforts" arrangement as provided by a distribution agreement with the Fund, dated February 1, 1999 and last renewed on July 31, 2000.


                       PLEASE RETAIN FOR FUTURE REFERENCE

                   Supplement Dated June 18, 2001 to the

            Statement of Additional Information Dated June 28, 2000

                               -----------------

               NUVEEN INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND

                           Nuveen Money Market Trust

                               -----------------

  The Statement of Additional Information for the Nuveen Institutional Tax-Ex-empt Money Market Fund (the "Fund") included as part of Post-Effective Amend-ment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-74835) filed with the Securities and Exchange Commission on June 28, 2000, is hereby incorporated by reference as if set forth in full herein.

  As of June 18, 2001, the following changes supplement or amend the informa-tion contained in the Statement of Additional Information ("SAI") for the Fund dated June 28, 2000.


1.All references in the SAI to John Nuveen & Co. Incorporated are changed to Nuveen Investments ("Nuveen").

2.The address for Chase Manhattan Bank, the Fund's custodian, and for Chase Global Funds Services, the Fund's transfer agent, as well as for all correspon-dence, purchases, redemptions and exchange requests and other communications for the Fund has changed to P.O. Box 660086, Dallas, Texas 75266-0086.

3.David J. Lamb is an officer of the Trust. He is a Vice President and his ad-dress is 333 West Wacker Avenue, Chicago, Illinois 60606. He has been Vice President since March 2000, was previously Assistant Vice President (since Jan-uary 1999), and prior thereto, Associate of Nuveen Investments and also a Cer-tified Public Accountant.

4.The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended February 28, 2001. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any com-pensation from the Trust.



                                                             Total Compensation
                                                  Deferred   From  Corporation
                                  Aggregate     Compensation  and Fund Complex
      Name of Trustee            Compensation   Payable from    paid to the
      ---------------          from the Fund(1) the Fund(2)     Trustees(3)
                               ---------------- ------------ ------------------
      Robert P. Bremner.......       $580           $ 94          $71,000
      Lawrence H. Brown.......       $720           $ --          $75,250
      Anne E. Impellizzeri....       $ --           $610          $71,000
      Peter R. Sawers.........       $ --           $625          $71,000
      William J. Schneider....       $ --           $569          $69,000
      Judith M. Stockdale.....       $512           $147          $71,000

--------

(1) The compensation paid (but not including amounts deferred) to the indepen-dent trustees for the fiscal year ended February 28, 2001 for services to the Fund.


(2) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.


(3) Based on the compensation paid (including any amounts deferred) to the in-dependent trustees for the fiscal year ended February 28, 2001 for services to the open-end and closed-end funds advised by NAC.


5.Each trustee who is not affiliated with Nuveen Advisory Corp. ("NAC") re-ceives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day on which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or by telephone at a meeting of the Executive Committee held solely to declare dividends.

6.The following table sets forth the percentage ownership of each person who, as of May 23, 2001, owns of record or beneficially, 5% or more of the Fund's shares.



      Name of Fund             Name and Address of Owner Percentage of Ownership
      ------------             ------------------------- -----------------------
      Nuveen Institutional      S. Frank Blocker Jr.              6.74%
      Tax-Exempt Money Market   P.O. Box 14219
      Fund                      Norfolk, VA 23518-3822


7.For the last three fiscal years, the Fund paid net management fees as fol-lows:


             Management Fees Net
           of Expense Reimbursement                   Fee Waivers and Expense
           Paid to Nuveen Advisory                   Reimbursement from Nuveen
              for the Year Ended                    Advisory for the Year Ended
      ---------------------------------------      ---------------------------------------
       2/28/99       2/29/00        2/28/01        2/28/99       2/29/00        2/28/01
      ----------     --------       --------       -------       --------       -------
      $1,427,491     $878,492       $772,117        $--          $331,411        $--


8.The Fund's yield and effective yield for the seven-day period ended February 28, 2001 were 2.97% and 3.01%, respectively.


9.Based upon (a) a 2001 federal income tax rate of 39.1%, and (b) the yield for the Fund as described above for the seven-day period ended February 28, 2001, the taxable equivalent yield for the Fund for that period was 4.88%.


10.The taxable equivalent yield table on page S-25 is deleted.


11.Nuveen serves as the principal underwriter of the shares of the Fund pursu-ant to a "best efforts" arrangement as provided by a distribution agreement with the Fund, dated February 1, 1999 and last renewed on July 31, 2000.


                       PLEASE RETAIN FOR FUTURE REFERENCE

NUVEEN
Investments

Nuveen Money
Market Fund

ANNUAL REPORT  FEBRUARY 28, 2001

For investors seeking stability and liquidity in a flexible cash management investment.

[Photo Appears Here]

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/

Table of Contents

 1  Dear Shareholder
 3  Fund Spotlight
 4  Portfolio of Investments
 5  Statement of Net Assets
 6  Statement of Operations
 7  Statement of Changes in Net Assets
 8  Notes to Financial Statements
11  Financial Highlights
12  Report of Independent Public Accountants
13  Fund Information

                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]
Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Recently, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, as the technology bubble burst. As a result, many missed the attractive values that were compounding for others with core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended.

These kinds of experiences dramatically reinforce the need for investors to maintain a consistent, long-term investment discipline. They also highlight the importance of staying the course with well-constructed and diversified portfolios.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing

Consistently balancing core equity investments with fixed-income securities can help to reduce risk substantially with only a small sacrifice in returns. By including fixed-income securities in their portfolio mix, investors can build the confidence required to remain fully invested over volatile market cycles -- with a comfortable balance of risk and a steady base of income.

Nuveen's time-tested credit research and surveillance discipline seeks to uncover income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25% over a 10-year period -- Nuveen's dividends have provided a steady flow of income to investors.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to help preserve investors' accumulated wealth in a tax-efficient manner.



                                                         Annual Report    page 1

--------------------------------------------------------------------------------
Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

The team manages $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, we offer core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,

/s/ Timothy Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 16, 2001




Annual Report    page 2

Fund Spotlight as of 2-28-01

NUVEEN MONEY MARKET FUND
-------------------------------------------------------------------------------

Portfolio Statistics

Inception Date                    6/99
--------------------------------------
Net Assets                $6.0 million
--------------------------------------
Average Weighted Maturity    4.61 days
--------------------------------------

Yields

                    A Shares   B Shares   C Shares   R Shares
--------------------------------------------------------------
SEC 7-Day Yield      4.59%      3.84%      3.84%      4.84%
--------------------------------------------------------------
SEC 30-Day Yield     4.64%      3.89%      3.89%      4.89%
--------------------------------------------------------------



Your Investment

Management Team
-------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .   A commitment to exhaustive research
 .   An active, value-oriented investment style
 .   The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for Nuveen Funds.

-------------------------------------------------------------------------------


An Investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance is no guarantee of future results.


                                                          Annual Report   page 3

                 Portfolio of Investments
                 Nuveen Money Market
                 February 28, 2001

    Principal                                                        Amortized
 Amount (000) Description                                  Ratings*       Cost
-------------------------------------------------------------------------------
              COMMERCIAL PAPER - 16.8%

       $  250 Allmerica Financial Corporation, effective        A-1 $  249,198
               yield of 5.603%, 3/22/01

          250 The Coca-Cola Company, effective yield of         A-1    249,286
               5.510%, 3/20/01

          250 Ford Motor Credit Company, effective yield        A-1    249,962
               of 5.449%, 3/02/01

          251 Textron, Inc., effective yield of 5.548%,         A-1    250,543
               3/13/01

-------------------------------------------------------------------------------
       $1,001 Total Commercial Paper                                   998,989
-------------------------------------------------------------------------------
------------
              TAXABLE MUNICIPAL BONDS - 13.4%

              Minnesota - 3.3%

       $  200 Port Authority of the City of St. Paul,           A-1    200,000
               Minnesota, Variable Rate Demand Bonds,
               Industrial Development Revenue Bonds
               (Ideal Printers Project), Series 1999B,
               5.650%, 4/01/11+

-------------------------------------------------------------------------------
              New York - 10.1%

          300 Genesee Memorial Hospital Association,            N/R    300,000
               Taxable Adjustable Rate Notes, Series
               1997, 5.650%, 2/01/17+

          300 Oswego County Industrial Development              N/R    300,000
               Agency (New York), Civic Facility
               Revenue, Series 1999B (O.H. Properties),
               Variable Rate Demand Bonds, 5.650%,
               6/01/24+

-------------------------------------------------------------------------------
       $  800 Total Taxable Municipal Bonds                            800,000
-------------------------------------------------------------------------------
------------
              TAXABLE CORPORATE NOTES - 10.1%

       $  300 Budd Office Building Associates Limited           N/R    300,000
               Partnership, Taxable Adjustable Rate
               Notes, Series 1997, 5.650%, 10/01/47+

          300 Fairborn Christel Manor, Inc., Floating           N/R    300,000
               Rate Demand Taxable Notes, Series 1995,
               5.650%, 6/01/10+

-------------------------------------------------------------------------------
       $  600 Total Taxable Corporate Notes                            600,000
-------------------------------------------------------------------------------
------------
              U.S. GOVERNMENT OBLIGATIONS - 60.5%

       $3,600 U.S. Treasury Bill, 5.250%, 3/01/02               Aaa  3,600,000

-------------------------------------------------------------------------------
       $3,600 Total U.S. Government Obligations                      3,600,000
-------------------------------------------------------------------------------
------------
       $6,001 Total Investments - 100.8%                             5,998,989
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - (0.8)%                   (44,875)
         ----------------------------------------------------------------------
              Net Assets - 100%                                     $5,954,114
         ----------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-tants): Using the higher of Standard & Poor's or Moody's rating.
         N/R Investment is not rated.
         + The security has a maturity of more than one year, but has vari-able rate and demand features which qualify it as a short-term se-curity. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
4

                 Statement of Net Assets
                 Nuveen Money Market Fund
                 February 28, 2001


--------------------------------------------------------------------------
Assets
Investments in short-term securities, at amortized cost, which
 approximates market value                                      $5,998,989
Cash                                                                57,235
Receivables:
 Interest                                                           13,188
 Shares sold                                                         6,958
Other assets                                                            80
--------------------------------------------------------------------------
  Total assets                                                   6,076,450
--------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                                         14,086
Accrued expenses:
 Management fees                                                    36,588
 12b-1 distribution and service fees                                21,779
 Other                                                              33,020
Dividends payable                                                   16,863
--------------------------------------------------------------------------
  Total liabilities                                                122,336
--------------------------------------------------------------------------
Net assets applicable to shares outstanding                     $5,954,114
--------------------------------------------------------------------------
Shares outstanding:
 Class A                                                         1,241,594
 Class B                                                         1,501,817
 Class C                                                           854,561
 Class R                                                         2,356,142
--------------------------------------------------------------------------
Total shares outstanding                                         5,954,114
--------------------------------------------------------------------------
Net asset value, offering and redemption price per share (net
 assets divided by shares outstanding)                          $     1.00
--------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
5

                 Statement of Operations
                 Nuveen Money Market Fund
                 Year Ended February 28, 2001

--------------------------
Investment
 Income         $ 399,013
--------------------------
Expenses
Management
 fees              28,353
12b-1 service
 fees - Class
 A                  4,023
12b-1
 distribution
 and service
 fees - Class
 B                 10,151
12b-1
 distribution
 and service
 fees - Class
 C                 10,917
Shareholders'
 servicing
 agent fees
 and expenses       5,100
Custodian's
 fees and
 expenses          54,941
Trustees' fees
 and expenses         269
Professional
 fees              11,368
Shareholders'
 reports -
  printing and
 mailing
 expenses          30,309
Federal and
 state
 registration
 fees              41,027
Other expenses      1,506
--------------------------
Total expenses
 before
 custodian fee
 credit and
 expense
 reimbursement    197,964
 Custodian fee
  credit             (748)
 Expense
  reimbursement  (131,172)
--------------------------
Net expenses       66,044
--------------------------
Net investment
 income           332,969
Net realized
 gain from
 investment
 transactions          --
--------------------------
Net increase
 in net assets
 from
 operations     $ 332,969
--------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
6

                 Statement of Changes in Net Assets
                 Nuveen Money Market Fund



-------------------------------------------------------------------------------
                                                        For the period 6/10/99
                                      Year Ended  (commencement of operations)
                                         2/28/01               through 2/29/00
-------------------------------------------------------------------------------
Operations
Net investment income               $    332,969                   $   152,927
Net realized gain from investment
 transactions                                 --                            --
-------------------------------------------------------------------------------
Net increase in net assets from
 operations                              332,969                       152,927
-------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment
 income:
 Class A                                 (87,176)                      (56,592)
 Class B                                 (47,237)                      (12,275)
 Class C                                 (51,907)                      (10,617)
 Class R                                (146,649)                      (73,443)
-------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders          (332,969)                     (152,927)
-------------------------------------------------------------------------------
Share Transactions (at constant
 net asset value of $1 per share)
Net proceeds from sale of shares      47,929,731                    13,607,662
Net proceeds from shares issued to
 shareholders due to reinvestment
 of distributions                        165,604                        56,984
-------------------------------------------------------------------------------
                                      48,095,335                    13,664,646
Cost of shares redeemed              (50,548,054)                   (5,357,813)
-------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from share transactions       (2,452,719)                    8,306,833
Net assets at the beginning of
 period                                8,406,833                       100,000
-------------------------------------------------------------------------------
Net assets at the end of period     $  5,954,114                   $ 8,406,833
-------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
7

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Money Market Fund (the "Fund") is a series of the Nuveen Money Mar-ket Trust (the "Trust") which was organized as a Massachusetts business trust on January 15, 1999. The Trust (and each series within the Trust) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund commenced operations on June 10, 1999.

The Fund invests substantially all of its assets in a diversified portfolio of high quality money market instruments for current income, the stability of principal and the maintenance of liquidity.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The Fund invests in short-term securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term se-curities and are valued at amortized cost. On a dollar-weighted basis, the av-erage maturity of all such securities must be 90 days or less (at February 28, 2001, the dollar-weighted average life was 4.61 days).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2001, the Fund had no such outstanding purchase commitments.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is cred-ited to shareholder accounts after month-end. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes
The Fund intends to distribute all of its net investment income and net real-ized capital gains from investment transactions, if any, and to otherwise com-ply with the requirements of Subchapter M of the Internal Revenue Code appli-cable to regulated investment companies. Therefore, no federal tax provision is required.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares incur an annual 12b-1 service fee and under limited circumstances may be subject to a contin-gent deferred sales charge ("CDSC"). Class B Shares incur annual 12b-1 distri-bution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares con-vert to Class A Shares eight years after purchase. Class C Shares incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distri-bution or service fees. Class R Shares are available only under limited cir-cumstances.

Insurance
During the period the Fund purchased liability insurance to protect against a decline in the value of securities held in the Fund's portfolio caused by the default of securities owned by the Fund. On April 1, 2001, the policy was not renewed.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended February 28, 2001.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the

-------------------------------------------------------------------------------
8
financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Fund Shares

                                                        For the period 6/10/99
Transactions in Fund shares were      Year Ended  (commencement of operations)
as follow:                               2/28/01               through 2/29/00
-------------------------------------------------------------------------------
Shares sold:
 Class A                            $ 34,152,239                   $ 6,806,544
 Class B                               1,818,465                     1,880,840
 Class C                               6,721,749                     2,466,518
 Class R                               5,237,278                     2,453,760
Shares issued to shareholders due
 to reinvestment of distributions:
 Class A                                  73,575                        40,650
 Class B                                  38,591                         7,514
 Class C                                  32,048                         7,829
 Class R                                  21,390                           991
-------------------------------------------------------------------------------
                                      48,095,335                    13,664,646
-------------------------------------------------------------------------------
Shares redeemed:
 Class A                             (37,300,042)                   (2,556,372)
 Class B                              (1,068,697)                   (1,199,896)
 Class C                              (6,834,083)                   (1,564,500)
 Class R                              (5,345,232)                      (37,045)
-------------------------------------------------------------------------------
                                     (50,548,054)                   (5,357,813)
-------------------------------------------------------------------------------
Net increase (decrease)             $ (2,452,719)                  $ 8,306,833
-------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in short-term secu-rities during the fiscal year ended February 28, 2001, aggregated $537,142,898 and $539,617,637, respectively.

At February 28, 2001, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

4. Management Fee and Other Transactions with Affiliates

Under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, which is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .4500 of 1%
For the next $125 million           .4375 of 1
For the next $250 million           .4250 of 1
For the next $500 million           .4125 of 1
For the next $1 billion             .4000 of 1
For net assets over $2 billion      .3750 of 1
-----------------------------------------------

The management fee is reduced by, or the Adviser assumes certain Fund expenses in an amount necessary to prevent the Fund's total operating expenses (includ-ing the management fee, but excluding interest, taxes, fees incurred in ac-quiring and disposing of portfolio securities, any 12b-1 distribution or serv-ice fees and, to the extent permitted, extraordinary expenses) from exceeding
 .65 of 1% of the average daily net assets of the Fund. The Adviser may modify or discontinue these waivers and reimbursements at any time.

-------------------------------------------------------------------------------
9

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

At February 28, 2001, The John Nuveen Company owned 2,000,000 shares of Class
R.

5. Composition of Net Assets

At February 28, 2001, the Fund had an unlimited number of $.01 par value stock authorized. Net assets consisted of $5,954,114 paid-in capital.

6. Investment Composition

At February 28, 2001, the revenue sources by purpose, expressed as a percent of total investments, were as follows:

----------------------------
Capital Goods             4%
Consumer Cyclicals        4
Consumer Staples          4
Financials                9
Healthcare               10
Industrial/Other          3
Long-Term Care            5
Tax Obligation/General   61
----------------------------
                        100%
----------------------------

At February 28, 2001, 83% of the investments owned by the Fund have credit en-hancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments.

-------------------------------------------------------------------------------
10

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

                                                                                                Ratios/Supplemental Data
                                                                      ----------------------------------------------------------
                                                                                    Before Credit/               After
                                                                                     Reimbursement         Reimbursement(a)
NUVEEN MONEY MARKET FUND                                                         ----------------------  ----------------------
                                                                                                  Ratio                   Ratio
                                               Less                                              of Net                  of Net
                 Beginning            Distributions                                Ratio of  Investment    Ratio of  Investment
                       Net        Net      from Net    Ending             Ending   Expenses      Income    Expenses      Income
Year Ended           Asset Investment    Investment Net Asset  Total  Net Assets to Average  to Average  to Average  to Average
February 28/29,      AfterVCredit/alue     Income        Income     Value Return Net Assets  Net Assets  Net Assets  Net Assets
                   Reimbursement(b)                                     (000)
-----------------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
 2001                $1.00       $.05        $(.05)     $1.00   5.42%     $1,242       2.70%       3.63%        .91%       5.41%
 2000 (c)             1.00        .03         (.03)      1.00   3.28       4,316       3.64*       2.02*        .91*       4.76*
Class B (6/99)
 2001                 1.00        .05         (.05)      1.00   4.67       1,502       3.67        2.65        1.67        4.65
 2000 (c)             1.00        .03         (.03)      1.00   2.74         713       3.78*       1.95*       1.65*       4.08*
Class C (6/99)
 2001                 1.00        .05         (.05)      1.00   4.67         855       3.12        3.28        1.66        4.74
 2000 (c)             1.00        .03         (.03)      1.00   2.74         935       4.39*       1.36*       1.65*       4.09*
Class R (6/99)
 2001                 1.00        .06         (.06)      1.00   5.67       2,356       3.23        3.10         .66        5.67
 2000 (c)             1.00        .03         (.03)      1.00   3.46       2,443       2.47*       2.98*        .66*       4.79*
-----------------------------------------------------------------------------------------------------------------------------------

NUVEEN MONEY MARKET-FUND----------------
                                  Ratio
                                 of Net
                   Ratio of  Investment
                   Expenses      Income
Year Ended       to Average  to Average
February 28/29,  Net Assets  Net Assets
-----------------------------------------
Class A (6/99)
 2001                   .90%       5.42%
 2000 (c)               .90*       4.77*
Class B (6/99)
 2001                  1.65        4.67
 2000 (c)              1.65*       4.09*
Class C (6/99)
 2001                  1.65        4.75
 2000 (c)              1.65*       4.10*
Class R (6/99)
 2001                   .65        5.68
 2000 (c)               .65*       4.80*
-----------------------------------------------------------------------------------------------------------------------------------

* Annualized.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) For the period June 10, 1999 (commencement of operations) through February 29, 2000.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
11

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Money Market Fund

We have audited the accompanying statement of net assets of the Nuveen Money Market Fund (a series of the Nuveen Money Market Trust) (a Massachusetts busi-ness trust) including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Money Market Fund as of February 28, 2001, the results of its operations for the year then ended, and the changes in its net assets and financial high-lights for the periods indicated thereon in conformity with accounting princi-ples generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
April 11, 2001

-------------------------------------------------------------------------------
12

Fund Information


Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services

Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787



NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.



_____
13

Serving
Investors
For Generations
--------------------------------------------------------------------------------

[Photo of John Nuveen, Sr. Appears Here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

NUVEEN
Investments


Nuveen Money

Market Fund

ANNUAL REPORT  FEBRUARY 28, 2001

For investors seeking tax-free income, stability and liquidity in a flexible cash management investment.

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/


Institutional
Tax-Exempt

Table of Contents

 1  Dear Shareholder
 3  Fund Spotlight
 4  Portfolio of Investments
 7  Statement of Net Assets
 8  Statement of Operations
 9  Statement of Changes in Net Assets
10  Notes to Financial Statements
12  Financial Highlights
13  Report of Independent Public Accountants
17  Fund Information

                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]
Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Recently, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, as the technology bubble burst. As a result, many missed the attractive values that were compounding for others with core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended.

These kinds of experiences dramatically reinforce the need for investors to maintain a consistent, long-term investment discipline. They also highlight the importance of staying the course with well-constructed and diversified portfolios.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing

Consistently balancing core equity investments with fixed-income securities can help to reduce risk substantially with only a small sacrifice in returns. By including fixed-income securities in their portfolio mix, investors can build the confidence required to remain fully invested over volatile market cycles -- with a comfortable balance of risk and a steady base of income.

Nuveen's time-tested credit research and surveillance discipline seeks to uncover income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25% over a 10-year period -- Nuveen's dividends have provided a steady flow of income to investors.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to help preserve investors' accumulated wealth in a tax-efficient manner.



                                                         Annual Report    page 1

--------------------------------------------------------------------------------
Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

The team manages $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, we offer core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,

/s/ Timothy Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 16, 2001




Annual Report    page 2

Fund Spotlight as of 2-28-01

INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

Portfolio Statistics

Inception Date                       3/81
-----------------------------------------
Net Assets                 $159.4 million
-----------------------------------------
Average Weighted Maturity      19.27 days
-----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                     2.97%
-----------------------------------------
SEC 30-Day Yield                    3.06%
-----------------------------------------

Taxable Equivalent Yields/1/

SEC 7-Day Yield                     4.30%
-----------------------------------------
SEC 30-Day Yield                    4.43%
-----------------------------------------

/1/  Based on a federal income tax rate of 31%.


Your Investment
Management Team
--------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .   A commitment to exhaustive research
 .   An active, value-oriented investment style
 .   The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for Nuveen Funds.

--------------------------------------------------------------------------------

An Investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance is no guarantee of future results.



                                                          Annual Report   page 3

                 Portfolio of Investments
                 Nuveen Institutional Tax-Exempt Money Market Fund February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Alabama - 5.3%

     $  2,000 Dallas County Housing Development                A-1 $  2,000,000
               Corporation, Housing Development
               Revenue, Series 1999, Variable Rate
               Demand Bonds, 3.670%, 7/01/19+

        6,450 Daphne Special Care Facilities Authority,     VMIG-1    6,450,000
               Presbyterian Retirement Corp, Series
               1998-A, Variable Rate Demand Bonds,
               3.500%, 8/15/23+

-------------------------------------------------------------------------------
              Arizona - 2.8%

        4,500 Rancho Ladera Certificates Trust,             VMIG-1    4,500,000
               Variable Rate Certificates of
               Participation, 1999 Series A (Interests
               in Industrial Development Authority of
               the City of Phoenix, Arizona),
               Multifamily Housing Revenue Bonds,
               Series 1997, 3.660%, 10/01/08+

-------------------------------------------------------------------------------
              Delaware - 3.2%

        5,045 University of Delaware Revenue Notes,          SP-1+    5,046,312
               Series 2000, Variable Rate Demand Bonds,
               5.000%, 3/15/03+ (Mandatory put 3/15/01)

-------------------------------------------------------------------------------
              District of Columbia - 2.4%

        2,500 District of Columbia (Washington, D.C.),      VMIG-1    2,500,000
               General Obligation Bonds, Series 1992A-
               6, Variable Rate Demand Revenue Bonds,
               3.200%, 10/01/07+

        1,400 District of Columbia (Washington, D.C.),      VMIG-1    1,400,000
               General Obligation Bonds, Series 1992A-
               4, Variable Rate Demand Revenue Bonds,
               3.200%, 10/01/07+

-------------------------------------------------------------------------------
              Florida - 3.1%

        5,000 Miami Health Facilities Authority (Miami         Aa3    5,000,000
               Jewish Home and Hospital for the Aged,
               Inc.), Series 1992, Variable Rate Demand
               Bonds, 3.500%, 3/01/12+

-------------------------------------------------------------------------------
              Georgia - 7.7%

        2,900 Development Authority of Cobb County,           A-1+    2,900,000
               Tax-Exempt Adjustable Mode Revenue Bonds
               (American Heart Association, Inc.
               Project), Series 2000, Variable Rate
               Demand Bonds, 3.500%, 2/01/19+

        2,000 Columbia Elderly Authority Residential        VMIG-1    2,000,000
               Care Facilities, Revenue Bonds (Augusta
               Resource Center on Aging, Inc.), Series
               1994, Variable Rate Demand Bonds,
               3.500%, 1/01/21+

        5,000 DeKalb County Development Authority,             N/R    5,000,000
              Marcus Institute for Development,
              Variable Rate Demand Bonds, 3.550%,
              7/01/26+

        2,300 Rome-Floyd County Development Authority,         A-1    2,300,000
               Industrial Development Revenue Bonds
               (Packaging Products Corp.), Series
               2000A, Variable Rate Demand Bonds,
               3.610%, 4/01/21+

-------------------------------------------------------------------------------
              Illinois - 5.7%

        3,500 Illinois Development Finance Authority,       VMIG-1    3,500,000
               Revenue Bonds (Lifesource Project),
               Series 2000, Variable Rate Demand
               Revenue Bonds, 3.600%, 6/01/20+

        1,800 City of Chicago, Chicago-O'Hare                  P-1    1,800,000
               International Airport, Special Facility
               Revenue Bonds (American Airlines, Inc.
               Project), Series 1983C, Variable Rate
               Demand Bonds, 3.200%, 12/01/17+

        3,810 West Chicago Industrial Development              Aa2    3,810,000
               Revenue Bonds (Liquid Container
               Project), Variable Rate Demand Bonds,
               3.600%, 3/01/15+

-------------------------------------------------------------------------------
              Indiana - 9.3%

        5,000 Indiana Educational Facilities Authority,       A-1+    5,000,000
               University of Indianapolis, Series 2001,
               Variable Rate Demand Revenue Bonds,
               3.250%, 10/01/30+

        6,200 Fort Wayne, Indiana, Economic Development        A-1    6,200,000
               Revenue Bonds, Series 1998 (St. Anne
               Home and Retirement), Variable Rate
               Demand Bonds, 3.600%, 9/01/23+

        3,600 St. Joseph County, Health Care Facility,         N/R    3,600,000
               Revenue Bonds, Series 2000 (South Bend
               Medical Foundation Project), Variable
               Rate Demand Bonds, 3.650%, 8/01/20+

-------------------------------------------------------------------------------
              Iowa - 3.1%

        2,000 Iowa Higher Education Loan Authority,         VMIG-1    2,000,000
               Private College Facility (Wartburg
               Project), Variable Rate Demand Bonds,
               3.200%, 3/01/30+

        3,000 Oskaloosa, Iowa, Private School                  A-1    3,000,000
               Facilities, Revenue Bonds (William Penn
               University Project), Series 2000,
               Variable Rate Demand Bonds, 3.250%,
               7/01/20+


--------------------------------------------------------------------------------
4

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Kentucky - 4.6%

     $  7,385 Kentucky Development Finance                  VMIG-1 $  7,385,000
               Authority (Presbyterian Homes and
               Services Project), Series 1988A,
               Variable Rate Demand Bonds, 3.620%,
               11/01/18+

-------------------------------------------------------------------------------
              Michigan - 5.2%

        2,200 Michigan Higher Education Facilities          VMIG-1    2,200,000
               Authority, Concordia College (Ann
               Arbor Project), Series 1999,
               Variable Rate Demand Bonds, 3.200%,
               9/01/14+

        3,300 Farmington Hills Hospital Finance             VMIG-1    3,300,000
               Authority (Botsford General
               Hospital), Series 1991B, Variable
               Rate Demand Bonds, 3.200%, 2/15/16+

        2,800 The Economic Development Corporation             P-1    2,800,000
               of the County of Monroe, State of
               Michigan, Adjustable Rate Demand
               Limited Obligation, Refunding
               Revenue Bonds (The Detroit Edison
               Company Pollution Control Bonds
               Project), Series 1992-CC, Variable
               Rate Demand Bonds, 3.100%, 10/01/24+

-------------------------------------------------------------------------------
              Minnesota - 7.2%

        4,400 Bloomington Port Authority, Minnesota         VMIG-1    4,400,000
               Special Tax Revenue Refunding Bonds
               (Mall of America Project), Series
               1999B, Variable Rate Demand Bonds,
               3.600%, 2/01/13+

        7,020 St. Paul Housing and Redevelopment            VMIG-1    7,020,000
               Authority, Parking Revenue Bonds,
               Series 1995B, Variable Rate Demand
               Bonds, 3.550%, 8/01/17+

-------------------------------------------------------------------------------
              Missouri - 5.5%

        4,600 Health and Educational Facilities             VMIG-1    4,600,000
               Authority of the State of Missouri,
               Health Facilities Revenue Bonds
               (Bethesda Barclay), Series 1996A,
               Variable Rate Demand Bonds, 3.300%,
               8/15/26+

        2,200 Health and Educational Facilities             VMIG-1    2,200,000
               Authority of the State of Missouri,
               Educational Facilities Adjustable
               Demand Revenue Bonds (St. Louis
               University), Series 1985, Readily
               Adjustable Tax Exempt Securities,
               3.200%, 12/01/05+

        2,000 St. Louis Tax and Revenue                      MIG-1    2,004,178
               Anticipation Notes, Series 2000,
               Payable from the General Revenue
               Fund, 5.250%, 6/28/01

-------------------------------------------------------------------------------
              Nebraska - 2.7%

        4,330 Scotts Bluff County Hospital                     A-1    4,330,000
               Authority 1, Nebraska, Elderly
               Residential Facility Refunding
               Revenue Bonds (Regional West Village
               Project), Variable Rate Demand
               Bonds, 3.550%, 12/01/31+

-------------------------------------------------------------------------------
              Pennsylvania - 7.3%

        2,700 East Hempfield Township Industrial              A-1+    2,700,000
               Development Authority, Revenue
               Bonds, Series of 2000 (The Mennonite
               Home Project), Variable Rate Demand
               Bonds, 3.550%, 6/01/25+

        2,555 Erie County Hospital Authority, Hamot         VMIG-1    2,555,000
               Health Foundation, Series 1998B,
               Variable Rate Demand Revenue Bonds,
               3.100%, 5/15/20+

        3,190 Philadelphia Authority for Industrial         VMIG-1    3,190,000
               Development (Horizon House, Inc.
               Project), Series 1998, Variable Rate
               Demand Revenue Bonds, 3.600%,
               6/01/13+

        3,250 Philadelphia Authority for Industrial            Aa3    3,250,000
               Development (The Academy of Music of
               Philadelphia), Series 1998, Variable
               Rate Demand Revenue Bonds, 3.600%,
               8/01/18+

-------------------------------------------------------------------------------
              South Dakota - 9.4%

        3,245 South Dakota Housing Development                A-1+    3,245,000
               Authority, Housing Revenue Refunding
               Bonds (Lacrosse Investors Project),
               Series 2001, Variable Rate Demand
               Bonds, 3.600%, 2/15/31+

       11,695 South Dakota Health and Educational           VMIG-1   11,695,000
               Facilities Authority (McKennan
               Hospital), Series 1994, Variable
               Rate Demand Revenue Bonds, 3.600%,
               7/01/14+

-------------------------------------------------------------------------------
              Washington - 3.3%

        3,650 Washington Economic Development                MIG-1    3,650,000
               Authority, Economic Development
               Bonds, Series 1998H (Pioneer Human
               Services Project), Variable Rate
               Demand Bonds, 3.250%, 9/01/18+

        1,535 Washington State Housing Finance              VMIG-1    1,535,000
               Commission, Non Profit Revenue Bonds
               (YMCA of Snohomish County Program),
               Series 1994, Variable Rate Demand
               Bonds, 3.400%, 8/01/19+


--------------------------------------------------------------------------------
5

                 Portfolio of Investments
                 Nuveen Institutional Tax-Exempt Money Market Fund (continued) February 28, 2001

    Principal                                                        Amortized
 Amount (000) Description                                Ratings*         Cost
-------------------------------------------------------------------------------
              Wisconsin - 14.5%

     $  3,400 Wisconsin Health and Educational             VMIG-1 $  3,400,000
               Facilities Authority (Alverno
               College Project), Revenue Bonds,
               Series 1997, Variable Rate Demand
               Bonds, 3.200%, 11/01/17+

        2,800 Campbellsport School District, Fond           MIG-1    2,801,409
               Du Lac and Sheboygan Counties, Bond
               Anticipation Notes, 4.650%, 8/01/01

        7,000 Madison Metropolitan School                     N/R    7,008,426
               District, Tax and Revenue
               Anticipation Promissory Notes,
               4.750%, 6/29/01

        5,750 Middleton-Cross Plains Area School            MIG-1    5,752,737
               District, Dane County, Bond
               Anticipation Notes, 4.730%, 5/01/01

        4,000 Racine Unified School District, Tax           MIG-1    4,003,061
               and Revenue Anticipation Notes,
               4.630%, 7/06/01
-------------------------------------------------------------------------------
     $163,010 Total Investments - 102.3%                           163,031,123
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities -                       (3,642,986)
                (2.3)%
         ----------------------------------------------------------------------
              Net Assets - 100%                                   $159,388,137
         ----------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-tants): Using the higher of Standard & Poor's or Moody's rating.
         N/R Investment is not rated.
         + The security has a maturity of more than one year, but has vari-able rate and demand features which qualify it as a short-term se-curity. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
6

                 Statement of Net Assets
                 Nuveen Institutional Tax-Exempt Money Market Fund February 28, 2001

---------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at amortized
 cost, which approximates market value                         $163,031,123
Receivables:
 Interest                                                         1,194,315
 Shares sold                                                        897,919
Other assets                                                          6,125
---------------------------------------------------------------------------
  Total assets                                                  165,129,482
---------------------------------------------------------------------------
Liabilities
Cash overdraft                                                    4,239,381
Payable for shares redeemed                                         811,664
Accrued expenses:
 Management fees                                                     50,596
 Other                                                              257,002
Dividends payable                                                   382,702
---------------------------------------------------------------------------
  Total liabilities                                               5,741,345
---------------------------------------------------------------------------
Net assets applicable to shares outstanding                    $159,388,137
---------------------------------------------------------------------------
Shares outstanding                                              159,388,137
---------------------------------------------------------------------------
Net asset value, offering and redemption price per share (net
 assets divided by shares outstanding)                         $       1.00
---------------------------------------------------------------------------





                                See accompanying notes to financial statements.


-------------------------------------------------------------------------------
7

                 Statement of Operations
                 Nuveen Institutional Tax-Exempt Money Market Fund Year Ended February 28, 2001

------------------------------------------------------------------
Investment Income                                      $8,022,094
------------------------------------------------------------------
Expenses
Management fees                                           772,117
Shareholders' servicing agent fees and expenses           118,345
Custodian's fees and expenses                              54,322
Trustees' fees and expenses                                 6,648
Professional fees                                         135,687
Shareholders' reports - printing and mailing expenses     161,651
Federal and state registration fees                        57,999
Portfolio insurance expense                                25,909
Other expenses                                             11,996
------------------------------------------------------------------
Total expenses before custodian fee credit              1,344,674
 Custodian fee credit                                      (7,375)
------------------------------------------------------------------
Net expenses                                            1,337,299
------------------------------------------------------------------
Net investment income                                   6,684,795
Net realized gain (loss) from investment transactions      (2,042)
------------------------------------------------------------------
Net increase in net assets from operations             $6,682,753
------------------------------------------------------------------





                                See accompanying notes to financial statements.


-------------------------------------------------------------------------------
8

                 Statement of Changes in Net Assets
                 Nuveen Institutional Tax-Exempt Money Market Fund


                                               Year Ended       Year Ended
                                                  2/28/01         2/29/00*
---------------------------------------------------------------------------
Operations
Net investment income                       $   6,684,795  $     9,073,253
Net realized gain (loss) from investment
 transactions                                      (2,042)          (1,772)
---------------------------------------------------------------------------
Net increase in net assets from operations      6,682,753        9,071,481
---------------------------------------------------------------------------
Distributions to Shareholders                  (6,684,795)      (9,073,253)
---------------------------------------------------------------------------
Share Transactions (at constant net asset
 value of $1 per share)
Net proceeds from sale of shares              897,616,531    1,482,836,758
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  4,599,330        4,987,456
---------------------------------------------------------------------------
                                              902,215,861    1,487,824,214
Cost of shares redeemed                      (978,150,713)  (1,598,130,841)
---------------------------------------------------------------------------
Net increase (decrease) in net assets from
 share transactions                           (75,934,852)    (110,306,627)
---------------------------------------------------------------------------
Net increase (decrease) in net assets         (75,936,894)    (110,308,399)
Net assets at the beginning of year           235,325,031      345,633,430
---------------------------------------------------------------------------
Net assets at the end of year               $ 159,388,137  $   235,325,031
---------------------------------------------------------------------------

* Year ended February 29, 2000, includes the changes in net assets of the Nuveen Tax-Exempt Money Market Fund, Inc. through the close of business on June 25, 1999, and the changes in net assets of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
9

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Institutional Tax-Exempt Money Market Fund (the "Fund") formerly, the Nuveen Tax-Exempt Money Market Fund, Inc., is a series of the Nuveen Money Market Trust (the "Trust") which was organized as a Massachusetts business trust on January 15, 1999. Nuveen Tax-Exempt Money Market Fund, Inc. was reor-ganized effective after the close of business on June 25, 1999, as previously approved by shareholders. The Trust (and each series within the Trust) is reg-istered under the Investment Company Act of 1940 as an open-end management in-vestment company.

The Fund invests substantially all of its assets in a diversified portfolio of high quality, tax-exempt money market instruments for current income, the sta-bility of principal, and the maintenance of liquidity.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at Febru-ary 28, 2001, the dollar-weighted average life was 19.27 days).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2001, the Fund had no such outstanding purchase commitments.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvest-ment is credited to shareholder accounts after month-end. Net realized capital gains from investment transactions and/or net ordinary taxable income, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes
The Fund intends to distribute all of its net investment income and net real-ized capital gains from investment transactions, if any, and to otherwise com-ply with the requirements of Subchapter M of the Internal Revenue Code appli-cable to regulated investment companies. Therefore, no federal income tax pro-vision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. All income dividends paid during the fiscal year ended February 28, 2001, have been designated Exempt Interest Dividends.

Insurance
During the period the Fund purchased liability insurance to protect against a decline in the value of securities held in the Fund's portfolio caused by the default of securities owned by the Fund. On April 1, 2001, the policy was not renewed.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended February 28, 2001.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.


-------------------------------------------------------------------------------
10

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Securities Transactions

Purchases and sales (including maturities) of investments in short-term munic-ipal securities during the fiscal year ended February 28, 2001, aggregated $658,161,902 and $728,225,000, respectively.

At February 28, 2001, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

At February 28, 2001, the Fund had unused capital loss carryforwards of $46,245 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $3,287 of the carryforwards will expire in the year 2002, $15,535 will expire in the year 2003, $5,800 will expire in the year 2004, $17,809 will expire in the year 2007, $1,772 will expire in the year 2008 and $2,042 will expire in the year 2009.

3. Management Fee and Other Transactions with Affiliates

Under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, which is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .4000 of 1%
For the next $125 million           .3875 of 1
For the next $250 million           .3750 of 1
For the next $500 million           .3625 of 1
For the next $1 billion             .3500 of 1
For net assets over $2 billion      .3250 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

4. Composition of Net Assets

At February 28, 2001, the Fund had an unlimited number of $.01 par value stock authorized. Net assets consisted of $159,434,382 paid-in capital and $46,245 of accumulated net realized loss from investment transactions.

5. Investment Composition

At February 28, 2001, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

---------------------------------------
Basic Materials                      1%
Education and Civic Organizations   26
Healthcare                          13
Housing/Multifamily                  6
Industrial/Other                     2
Long-Term Care                      26
Tax Obligation/General              16
Tax Obligation/Limited               3
Transportation                       5
Utilities                            2
---------------------------------------
                                   100%
---------------------------------------

At February 28, 2001, 84% of the investments owned by the Fund have credit en-hancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments.


-------------------------------------------------------------------------------
11

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

                                                                                                   Ratios/Supplemental Data
                                                                       ----------------------------------------------------------
                                                                                     Before Credit/               After
                                                                                      Reimbursement         Reimbursement(a)
NUVEEN INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND*                                ----------------------  ----------------------
                                                                                                   Ratio                   Ratio
                                               Less                                               of Net                  of Net
                 Beginning            Distributions                                 Ratio of  Investment    Ratio of  Investment
                       Net        Net      from Net     Ending             Ending   Expenses      Income    Expenses      Income
Year Ended           Asset Investment    Investment  Net Asset  Total  Net Assets to Average  to Average  to Average  to Average
February 28/29,      AfterVCredit/alue     Income        Income      Value Return Net Assets  Net Assets  Net Assets  Net Assets
                   Reimbursement(b)
                                                                     (000)
----------------------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)     $1.00   3.43%   $159,388        .69%       3.41%        .69%       3.41%
2000 (c)              1.00        .03          (.03)      1.00   2.97     235,325        .57        2.84         .46        2.95
1999                  1.00        .03          (.03)      1.00   3.07     345,633        .45        3.06         .45        3.06
1998                  1.00        .03          (.03)      1.00   3.27     473,502        .44        3.26         .44        3.26
1997                  1.00        .03          (.03)      1.00   3.11     515,403        .44        3.10         .44        3.10
-----------------------------------------------------------------------------------------------------------------------------------

NUVEEN INSTITUTIONAL-TAX-EXEMPT-MONEY-MARKET FUND*

                                  Ratio
                                 of Net
                   Ratio of  Investment
                   Expenses      Income
Year Ended       to Average  to Average
February 28/29,  Net Assets  Net Assets
-----------------------------------------
2001                    .68%       3.42%
2000 (c)                .46        2.95
1999                    .45        3.06
1998                    .44        3.26
1997                    .44        3.10
---------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of Nuveen Tax-Exempt Money Market Fund, Inc.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Nuveen Tax-Exempt Money Market Fund, Inc. through the close of business on June 25, 1999, and the financial highlights of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Institutional Tax-Exempt Money Market Fund

We have audited the accompanying statement of net assets of the Nuveen Insti-tutional Tax-Exempt Money Market Fund (a series of the Nuveen Money Market Trust) (a Massachusetts business trust) including the portfolio of invest-ments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the peri-ods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Institutional Tax-Exempt Money Market Fund as of February 28, 2001, the re-sults of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial high-lights for the periods indicated thereon in conformity with accounting princi-ples generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
April 11, 2001

-------------------------------------------------------------------------------
13

                                     Notes










_____
14

                                     Notes










_____
15

                                     Notes





_____
16

Fund Information


Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services

Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787





NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.



_____
17

Serving
Investors
For Generations
--------------------------------------------------------------------------------

[Photo of John Nuveen, Sr. Appears Here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

NUVEEN
Investments

Nuveen Money
Market Funds

ANNUAL REPORT  FEBRUARY 28, 2001

For investors seeking tax-free income, stability and liquidity in a flexible cash management investment.

[Photo Appears Here]

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/

Nuveen Municipal Money Market Fund
Nuveen California Tax-Exempt Money Market Fund
Nuveen New York Tax-Exempt Money Market Fund

Table of Contents

 1  Dear Shareholder
    Municipal Money Market Fund
    California Tax-Exempt Money Market Fund
    New York Tax-Exempt Money Market Fund
 3  Fund Spotlight
 4  Portfolio of Investments
11  Statement of Net Assets
12  Statement of Operations
14  Statement of Changes in Net Assets
15  Notes to Financial Statements
18  Financial Highlights
19  Report of Independent Public Accountants
21  Fund Information

                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]
Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Recently, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, as the technology bubble burst. As a result, many missed the attractive values that were compounding for others with core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended.

These kinds of experiences dramatically reinforce the need for investors to maintain a consistent, long-term investment discipline. They also highlight the importance of staying the course with well-constructed and diversified portfolios.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing

Consistently balancing core equity investments with fixed-income securities can help to reduce risk substantially with only a small sacrifice in returns. By including fixed-income securities in their portfolio mix, investors can build the confidence required to remain fully invested over volatile market cycles -- with a comfortable balance of risk and a steady base of income.

Nuveen's time-tested credit research and surveillance discipline seeks to uncover income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25% over a 10-year period -- Nuveen's dividends have provided a steady flow of income to investors.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to help preserve investors' accumulated wealth in a tax-efficient manner.



                                                         Annual Report    page 1

--------------------------------------------------------------------------------
Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -- portfolios designed to systematically compound your wealth over time.

The team manages $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, we offer core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,

/s/ Timothy Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 16, 2001




Annual Report    page 2

Fund Spotlight as of 2-28-01

NUVEEN MONEY MARKET FUNDS

-------------------------------------------------------------------------------

Municipal

Portfolio Statistics

Inception Date                     11/82
----------------------------------------
Net Assets                $206.3 million
----------------------------------------
Average Weighted Maturity     17.38 days
----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                    2.69%
----------------------------------------
SEC 30-Day Yield                   2.85%
----------------------------------------

Taxable-Equivalent Yields/1/

SEC 7-Day Yield                    3.90%
----------------------------------------
SEC 30-Day Yield                   4.13%
----------------------------------------


California

Portfolio Statistics

Inception Date                      3/86
----------------------------------------
Net Assets                 $50.1 million
----------------------------------------
Average Weighted Maturity     20.92 days
----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                    1.69%
----------------------------------------
SEC 30-Day Yield                   1.96%
----------------------------------------

Taxable-Equivalent Yields/2/

SEC 7-Day Yield                    2.70%
----------------------------------------
SEC 30-Day Yield                   3.14%
----------------------------------------


New York

Portfolio Statistics

Inception Date                      2/87
----------------------------------------
Net Assets                 $26.8 million
----------------------------------------
Average Weighted Maturity     22.09 days
----------------------------------------

Tax-Free Yields

SEC 7-Day Yield                    2.16%
----------------------------------------
SEC 30-Day Yield                   2.36%
----------------------------------------

Taxable-Equivalent Yields/3/

SEC 7-Day Yield                    3.35%
----------------------------------------
SEC 30-Day Yield                   3.66%
----------------------------------------


--------------------------------------------------------------------------------
/1/ Based on a federal income tax rate of 31%.

/2/ Based on a combined federal and state income tax rate of 37.5%.

/3/ Based on a combined federal and state income tax rate of 35.5%.

-------------------------------------------------------------------------------
Note: On April 6, 2001, the Pacific Gas & Electric Company (PG&E) filed for bankruptcy protection. The Fund's investment in PG&E was secured by a letter of credit issued by a third party bank. On April 9, 2001, the Fund liquidated its position in PG&E at par.


-------------------------------------------------------------------------------
An Investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance is no guarantee of future results.

Income may be subject to the alternative minimum tax.

                                                         Annual Report    page 3

                 Portfolio of Investments
                 Nuveen Municipal Money Market Fund
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Alabama - 0.7%

     $  1,500 Industrial Development Board of the City        Aa-2 $  1,500,000
               of Citronelle, Alabama, Pollution
               Control Revenue Bonds, Series 1992
               Refunding (Akzo Chemicals Inc. Project),
               Variable Rate Demand Bonds,
               3.600%, 2/01/04+

-------------------------------------------------------------------------------
              Arizona - 1.2%

        2,500 Maricopa County Industrial Development          A-1+    2,500,000
               Authority, Multifamily Housing Revenue
               Bonds (Villas Solanas Apartments
               Project), Series 2000A, Variable Rate
               Demand Bonds, 3.600%, 11/15/32+
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Illinois - 10.8%

          910 Illinois Development Finance Authority           N/R      910,000
               (Fleetwood Systems, Inc. Project),
               Industrial Development Revenue Bonds,
               Variable Rate Demand Bonds, 3.850%,
               5/01/10+ (Alternative Minimum Tax)

        1,640 Illinois Development Finance Authority           N/R    1,640,000
               (Tella Tool and Manufacturing Company
               Project), Series 2000, Variable Rate
               Demand Bonds, 3.550%, 8/01/15+
               (Alternative Minimum Tax)

        7,000 Illinois Development Finance Authority,          P-1    7,000,000
               Pollution Control Revenue Bonds
               (Diamond-Star Motors Corporation
               Project), Series 1985, Variable Rate
               Demand Bonds, 3.650%, 12/01/08+

        3,800 City of Chicago (Chicago Midway Airport),     VMIG-1    3,800,000
               Second Lien Revenue Bonds, Series 1998B,
               Variable Rate Demand Bonds,
               3.200%, 1/01/29+ (Alternative Minimum
               Tax)

        5,330 City of Chicago, Illinois (De La Salle          A-1+    5,330,000
               Institute Project), Revenue Bonds,
               Series 1997, Variable Rate Demand Bonds,
               3.200%, 4/01/27+

        1,065 County of Lake, Illinois, Industrial             N/R    1,065,000
               Development Revenue Bonds, Series 1996A
               (Lake County Press, Inc. Project),
               Variable Rate Demand Bonds,
               3.850%, 4/01/16+ (Alternative Minimum
               Tax)

        1,550 City of McHenry, Illinois, Multifamily           N/R    1,550,000
               Housing Revenue Refunding Bonds
               (Westside Crest Apartments Project),
               Series 1996A, Variable Rate Demand
               Bonds, 3.850%, 3/01/21+ (Alternative
               Minimum Tax)

        1,000 City of McHenry, Illinois, Multifamily           N/R    1,000,000
               Housing Revenue Refunding Bonds (Fawn
               Ridge Apartments Project), Series 1998,
               Variable Rate Demand Bonds, 3.850%,
               12/01/24+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Indiana - 1.8%

        3,615 City of Lawrence, Indiana, Economic              A-1    3,615,000
               Development Revenue Bonds, Series 1998
               (Lawrence Affordable Housing, LLC
               Project), Variable Rate Demand Bonds,
               3.250%, 9/01/28+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Iowa - 9.2%

        8,000 Iowa Finance Authority, Solid Waste             A-1+    8,000,000
               Disposal Revenue Bonds (Cedar River
               Paper Company), Series 1995A, Variable
               Rate Demand Bonds, 3.250%, 5/01/25+
               (Alternative Minimum Tax)

        3,800 Iowa Finance Authority, Revenue Bonds            A-1    3,800,000
               (Burlington Medical Center), Series
               1997, Variable Rate Demand Bonds,
               3.200%, 6/01/27+

        4,200 Iowa Higher Education Loan Authority,            N/R    4,200,000
               Private College Revenue Bonds (Maharishi
               University Project), Series 1999,
               Variable Rate Demand Bonds,
               3.600%, 3/01/29+

        2,900 City of Eddyville, Iowa, Industrial              N/R    2,900,000
               Development Revenue Bonds (Heartland
               Lysine, Inc. Project), Series 1985,
               Variable Rate Demand Bonds,
               3.700%, 11/01/03+

-------------------------------------------------------------------------------
              Kansas - 2.4%

        5,000 City of Olathe, Kansas, Recreational          VMIG-1    5,000,000
               Facilities Revenue Bonds, Series 1999B
               (YMCA of Kansas City Project), Variable
               Rate Demand Bonds, 3.300%, 11/01/14+

-------------------------------------------------------------------------------
              Kentucky - 10.4%

        5,000 Kentucky Association of Counties, Tax and      SP-1+    5,007,861
               Revenue Anticipation Notes, Series
               2000A, Certificates of Participation,
               5.000%, 6/29/01

        9,005 Hancock County, Kentucky, Industrial             N/R    9,005,000
               Building Revenue Refunding Bonds
               (Southwire Company Project), Series
               1990, Variable Rate Demand Bonds,
               3.750%, 7/01/10+

        3,000 Louisville/Jefferson County Regional          VMIG-1    3,000,000
               Airport Authority, Special Facilities
               Revenue Bonds, Series 1999B (UPS
               Worldwide Forwarding Inc. Project),
               Variable Rate Demand Bonds,
               3.200%, 1/01/29+ (Alternative Minimum
               Tax)

        1,600 Scottsville-Allen County Industrial              N/R    1,600,000
               Development Authority (Halotn Company
               Project), Revenue Bonds, Series 1998,
               Variable Rate Demand Bonds,
               3.950%, 5/01/17+

        2,825 City of Wilmore, Kentucky, Demand Housing        N/R    2,825,000
               Facilities Revenue Bonds, Series 1999
               (United Methodist Retirement Community,
               Inc. Project), Variable Rate Demand
               Bonds, 3.670%, 11/01/26+


--------------------------------------------------------------------------------
4

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Louisiana - 0.7%

     $  1,410 Kentwood, Louisiana, Industrial                 Aa-2 $  1,410,000
               Development Revenue Bonds, Series 1993
               Refunding (Suntory Water Group Inc.),
               Variable Rate Demand Bonds,
               3.600%, 8/01/12+

-------------------------------------------------------------------------------
              Michigan - 4.1%

        7,100 Michigan Job Development Authority,              A-1    7,100,000
               Limited Obligation Revenue Bonds
               (Frankenmuth Bavarian Inn Motor Lodge
               Project), Series A, Variable Rate Demand
               Bonds, 3.800%, 9/01/15+

        1,375 Michigan Strategic Fund, Limited                 N/R    1,375,000
               Obligation Revenue Bonds, Series 2000
               (Fastco Industries, Inc. Project),
               Variable Rate Demand Bonds, 3.450%,
               1/01/16+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Minnesota - 2.3%

        4,655 City of Bloomington, Minnesota,                 A-1+    4,655,000
               Commercial Revenue Bonds (James Avenue
               Associates Project), Series 1985,
               Variable Rate Demand Bonds, 3.600%,
               12/01/15+

-------------------------------------------------------------------------------
              Missouri - 11.1%

        4,000 Health and Educational Facilities             VMIG-1    4,000,000
               Authority of the State of Missouri,
               Health Facilities Revenue Bonds
               (Bethesda Barclay), Series 1996A,
               Variable Rate Demand Bonds, 3.300%,
               8/15/26+

        1,500 Health and Educational Facilities                N/R    1,500,000
               Authority of the State of Missouri,
               Revenue Anticipation Notes, Series 2000C
               (Evangel College Assemblies of God GTD),
               4.750%, 4/20/01

        6,400 Health and Educational Facilities             VMIG-1    6,400,000
               Authority of the State of Missouri (St.
               Louis University), Series 1999B,
               Variable Rate Demand Bonds, 3.200%,
               10/01/24+

        1,225 Bridgeton Individual Development                 N/R    1,225,000
               Authority (Gold Dust LLC Project),
               Series A, Variable Rate Demand Bonds,
               3.670%, 3/01/21+

        6,900 The Industrial Development Authority of       VMIG-1    6,900,000
               the County of Jackson, State of
               Missouri, Recreational Facilities
               Revenue Bonds (YMCA of Greater Kansas
               City Project), Series 1996A, Variable
               Rate Demand Bonds, 3.200%, 11/01/16+

        2,800 St. Charles County Industrial Development        A-1    2,800,000
               Authority, Series 1996, Variable Rate
               Demand Bonds (AH Land Development
               Company), 3.720%, 6/01/11+
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              New Hampshire - 2.4%

        4,900 New Hampshire Higher Educational and             A-1    4,900,000
               Health Facilities Authority, Revenue
               Bonds, Hunt Community Issue,
               Series 1996, Variable Rate Demand Bonds,
               3.300%, 5/01/26+

-------------------------------------------------------------------------------
              New Jersey - 0.5%

        1,065 New Jersey Economic Development                  N/R    1,065,000
               Authority, Economic Development Bonds
               (AJV Holdings, LLC - 1999 Project),
               Variable Rate Demand Bonds, 3.750%,
               12/01/14+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Ohio - 15.5%

        2,000 Ohio School Districts Cash Flow Borrowing      MIG-1    2,004,279
               Program, Certificates of Borrowing,
               5.130%, 6/29/01

        7,000 Cuyahoga County, Ohio, Multifamily               A-1    7,000,000
               Revenue Bonds (National Terminal
               Apartments Project), Series 1999A,
               Variable Rate Demand Bonds, 3.620%,
               7/01/29+

        4,885 County of Erie, Ohio, Health Care             VMIG-1    4,885,000
               Facilities Revenue Bonds (The Commons of
               Providence Project), Series 1996B,
               Variable Rate Demand Bonds, 3.570%,
               10/01/21+

        3,175 County of Franklin, Ohio, Hospital               N/R    3,175,000
               Financing Revenue Bonds, Series 1993
               (Traditions at Mill Run Project),
               Variable Rate Demand Bonds, 3.570%,
               11/01/14+

        1,000 Grove City, Ohio, Multifamily Housing          SP-1+    1,000,000
               Mortgage Revenue Bonds (The Regency Arms
               Apartments Project), Series 2000,
               Variable Rate Demand Bonds, 3.600%,
               6/15/30+ (Alternative Minimum Tax)

        6,305 Lorain County, Ohio, Industrial                  N/R    6,305,000
               Development Multiple Mode Revenue Bonds
               (Skill Tools Project), Series 1999,
               Variable Rate Demand Bonds, 3.800%,
               8/01/14+ (Alternative Minimum Tax)

        5,000 Nordonia Hills City School District,           SP-1+    5,001,156
               School Improvement Notes, Series 2000A
               (General Obligation - Unlimited Tax),
               4.750%, 3/20/01

        2,610 City of Parma, Ohio, Industrial                  N/R    2,610,000
               Development Revenue Bonds (FDC Realty
               Project), Variable Rate Demand Bonds,
               Series 1999, 3.670%, 12/01/19+
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
5

                 Portfolio of Investments
                 Nuveen Municipal Money Market Fund (continued)
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                 Ratings*         Cost
-------------------------------------------------------------------------------
              Tennessee - 1.8%

     $  3,800 The Industrial Development Board of the          N/R $  3,800,000
               City of Memphis and County of Shelby,
               Tennessee, Industrial Development
               Refunding Revenue Bonds, Series 1999
               (Techno Steel Corporation) (Tomen
               Corporation Guarantor), Variable Rate
               Demand Bonds, 3.750%, 10/01/11+
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Texas - 4.9%

        1,300 Brownsville Industrial Development               A-1    1,300,000
               Corporation, Industrial Development
               Revenue Bonds (Tella Tool and
               Manufacturing Company Project), Series
               2000, Variable Rate Demand Bonds,
               3.700%, 6/01/20+

        5,500 Brownsville, Texas, Utilities System,           A-1+    5,500,000
               Commercial Paper Notes, 4.300%, 3/16/01

        3,400 Midlothian, Texas, Industrial Development     VMIG-1    3,400,000
               Corporation, Exempt Facilities Revenue
               (Texas Industries Inc. Project),
               Variable Rate Demand Bonds, Series 1999,
               3.350%, 5/01/29+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Washington - 10.1%

        2,500 Washington State Housing Finance                 A-1    2,500,000
               Commission (Mill Pointe Apartment
               Project), Series 1999A, Variable Rate
               Demand Bonds, 3.350%, 1/01/30+
               (Alternative Minimum Tax)

        4,100 Washington Health Care Facilities                A-2    4,100,000
               Authority, Series 1984 (Adventist Health
               System - West/Walla Walla General
               Hospital), Variable Rate Demand Bonds,
               3.900%, 9/01/09+

        1,625 Washington State Housing Finance                 A-1    1,625,000
               Commission, Multifamily Revenue Bonds
               (LTC Properties, Inc. Project), Series
               1995, Variable Rate Demand Bonds,
               3.600%, 12/01/15+ (Alternative Minimum
               Tax)

        1,775 Washington State Housing Finance                 A-1    1,775,000
               Commission, Multifamily Revenue Bonds
               (Summer Ridge Apartments Project),
               Series 1999A, Variable Rate Demand
               Bonds, 3.350%, 12/02/29+ (Alternative
               Minimum Tax)

        7,805 Washington State Housing Finance                 A-1    7,805,000
               Commission, Multifamily Revenue Bonds,
               Series 1999A (Regency Park Apartments
               Project), Variable Rate Demand Bonds,
               3.350%, 10/01/29+ (Alternative Minimum
               Tax)

        3,000 Port Benton Economic Development                 N/R    3,000,000
               Corporation, Solid Waste Revenue Bonds,
               Series 1999B (ATG Inc. Project),
               Variable Rate Demand Bonds,
               3.300%, 11/01/14+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Wisconsin - 8.7%

        7,200 Wisconsin Health and Educational              VMIG-1    7,200,000
               Facilities Authority, Unit Priced Demand
               Adjustable Revenue Bonds (Alexian
               Village of Milwaukee, Inc. -
                Refinancing), Series 1988A,
               3.350%, 3/01/17+

        3,500 Glendale-River Hills School District, Tax        N/R    3,505,697
               and Revenue Anticipation Notes,
               4.750%, 8/20/01

        3,400 City of Milwaukee, Wisconsin, Industrial         N/R    3,400,000
               Development Revenue Bonds, Series 1998
               (Midwest Express Airlines, Inc.
               Project), Variable Rate Demand Bonds,
               3.850%, 8/01/30+ (Alternative Minimum
               Tax)

          900 City of New Berlin, Wisconsin, Industrial        N/R      900,000
               Development Revenue Bonds, Series 1992
               (Wenninger Project), Variable Rate
               Demand Bonds, 3.850%, 4/01/07+
               (Alternative Minimum Tax)

        3,000 School District of Shorewood, Tax and            N/R    3,003,230
               Revenue Anticipation Promissory Notes,
               4.600%, 9/04/01

-------------------------------------------------------------------------------
     $203,350 Total Investments - 98.6%                             203,372,223
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 1.4%                    2,962,835
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $206,335,058
         ----------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-tants): Using the higher of Standard & Poor's or Moody's rating.
      N/R Investment is not rated.
         + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specific market index.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
6

                 Portfolio of Investments
                 Nuveen California Tax-Exempt Money Market Fund
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                  Ratings*        Cost
-------------------------------------------------------------------------------
              Capital Goods - 6.0%

  $     3,000 California Pollution Control Financing         VMIG-1 $ 3,000,000
               Authority, Solid Waste Disposal, Series
               1994A (Western Waste Industries),
               Variable Rate Demand Revenue Bonds,
               2.850%, 10/01/06+ (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 6.0%

        3,000 San Dimas, California, Industrial                 N/R   3,000,000
               Development Revenue Bonds (Bausch & Lomb
               Incorporated), Series 1985, Variable Rate
               Demand Bonds, 3.450%, 12/01/15+

-------------------------------------------------------------------------------
              Financials - 2.0%

        1,000 California Statewide Communities               VMIG-1   1,000,000
               Development Authority, Nonprofits'
               Insurance Alliance of California, Series
               2000A, Variable Rate Demand Bonds,
               2.650%, 9/01/20+

-------------------------------------------------------------------------------
              Healthcare - 10.4%

        2,000 California Health Facilities Financing         VMIG-1   2,000,000
               Authority, Hospital Revenue Bonds, Series
               1998A (Adventist Health System West),
               Variable Rate Demand Bonds, 1.450%,
               9/01/28+

        1,000 California Statewide Communities                 A-1+   1,000,000
               Development Authority, Tri-Modal Revenue
               Refunding Certificates of Participation
               (House Ear Institute), 1993 Series A,
               Variable Rate Demand Bonds, 1.500%
               12/01/18+

        2,200 The City of Newport Beach (Orange County,      VMIG-1   2,200,000
               California), Revenue Bonds, Series 1992
               (Hoag Memorial Presbyterian Hospital),
               Variable Rate Demand Bonds, 1.650%,
               10/01/22+

-------------------------------------------------------------------------------
              Housing/Multifamily - 17.2%

        2,000 Azusa, California, Multifamily Housing           A-1+   2,000,000
               Revenue Refunding Bonds, Series 1994
               (Pacific Glen Apartments Project),
               Variable Rate Demand Bonds, 2.400%,
               7/15/15+

        2,400 City of Chico, California, Multifamily            N/R   2,400,000
               Housing Revenue Refunding Bonds, Series
               1995A (Sycamore Glen Project), Variable
               Rate Demand Bonds, 3.730%, 4/07/14+

        1,000 Los Angeles Community Redevelopment            VMIG-2   1,000,000
               Agency, Multifamily Housing Revenue
               Bonds, Series 1985 (Skyline at South Park
               Apartments - Phase II), Variable Rate
               Demand Bonds, 5.150%, 12/01/05+

        1,000 Los Angeles Fountain Park - Phase II             A-1+   1,000,000
               Project, Series 2000B, Variable Rate
               Demand Bonds, 2.500%, 3/15/34+
               (Alternative Minimum Tax)

        2,200 Housing Authority of the County of Santa         A-1+   2,200,000
               Cruz, Multifamily Housing Revenue Bonds
               (Paloma del Mar Apartments), 1992 Issue
               A, Variable Rate Demand Bonds, 2.250%,
               6/01/22+ (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 6.2%

        1,000 California Statewide Communities               VMIG-1   1,000,000
               Development Authority, Certificates of
               Participation (Northern California
               Retired Officers Community), Variable
               Rate Demand Bonds, 1.550%, 6/01/26+

        2,100 City of Santa Ana, Multi-Modal                    A-1   2,100,000
               Interchangeable Rate Health Facility
               Revenue Bonds (Town and Country Manor
               Project), Series 1990, Variable Rate
               Demand Bonds, 1.500%, 10/01/20+

-------------------------------------------------------------------------------
              Tax Obligation/General - 13.2%

        2,000 Irvine Ranch Water District, Consolidated      VMIG-1   2,000,000
               Refunding Bonds, Series 1993B (General
               Obligation District
               2,102,103,106,203,206), Variable Rate
               Demand Bonds, 1.650% 8/01/09+

        2,300 New Haven Unified School District, Alameda      SP-1+   2,305,326
               County, Series 2000, Tax and Revenue
               Anticipation Notes, 5.000%, 7/05/01

        2,300 Petaluma City School District, Sonoma           SP-1+   2,305,327
               County, Series 2000, Tax and Revenue
               Anticipation Notes, 5.000%, 7/05/01

-------------------------------------------------------------------------------
              Tax Obligation/Limited - 18.1%

        1,900 Hacienda La Puente Unified School              VMIG-1   1,900,000
               District, Certificates of Participation
               (Adult Education Facility Financing
               Project), Series 1999, Variable Rate
               Demand Obligations, 2.950%, 10/01/09+

        2,400 Orange County, California, Improvement         VMIG-1   2,400,000
               Bond Act of 1915, Irvine Coast Assessment
               District No. 88-1, Limited Obligation
               Improvement Bonds, Variable Rate Demand
               Bonds, 1.450%, 9/02/18+

        2,400 San Francisco City and County Finance          VMIG-1   2,400,000
               Corporation (Mascone Center Expansion
               Project), Series 2000-2, Variable Rate
               Demand Bonds, 2.450%, 4/01/30+

        2,400 San Joaquin County Transportation                A-1+   2,400,000
               Authority, Sales Tax Revenue Bonds,
               Commercial Paper, 3.050%, 3/28/01


--------------------------------------------------------------------------------
7

                 Portfolio of Investments
                 Nuveen California Tax-Exempt Money Market Fund (continued) February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                  Ratings*        Cost
-------------------------------------------------------------------------------
              Utilities - 15.2%

  $     1,000 California Pollution Control Financing         VMIG-1 $ 1,000,000
               Authority, Equity Stanislaus Project,
               Variable Rate Demand Bonds, 1.500%,
               12/01/17+ (Alternative Minimum Tax)

        2,200 California Pollution Control Financing           A-1+   2,200,000
               Authority, Pollution Control Refunding
               Revenue Bonds (Pacific Gas and Electric
               Company), 1997 Series B, Variable Rate
               Demand Bonds, 6.000%, 11/01/26+
               (Alternative Minimum Tax)**

        2,400 Los Angeles Department of Water and Power,     VMIG-1   2,400,000
               Electric Plant Revenue Bonds (Second
               Issue of 2000), Series A, Variable Rate
               Demand Bonds, 2.600%, 2/01/10+

        2,000 Los Angeles Department of Water and Power,       A-1+   2,000,000
               Electric Plant Revenue Bonds, Commercial
               Paper Notes, 2.650%, 6/13/01

-------------------------------------------------------------------------------
              Water and Sewer - 4.0%

        2,000 Metro Water District, Southern California,     VMIG-1   2,000,000
               Series C, Variable Rate Demand Bonds,
               2.350%, 7/01/27+

-------------------------------------------------------------------------------
  $    49,200 Total Investments - 98.3%                              49,210,653
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 1.7%                      876,068
         ----------------------------------------------------------------------
              Net Assets - 100%                                     $50,086,721
         ----------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-
           tants): Using the higher of Standard & Poor's or Moody's rating.
         ** On April 6, 2001, the Pacific Gas & Electric Company (PG&E) filed for bankruptcy protection. The Fund's investment in PG&E was se-
            cured by a letter of credit issued by a third party bank. On April 9, 2001, the Fund liquidated its position in PG&E at par.
      N/R Investment is not rated.
         + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specific market index.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
8

                 Portfolio of Investments
                 Nuveen New York Tax-Exempt Money Market Fund
                 February 28, 2001

    Principal                                                         Amortized
 Amount (000) Description                                  Ratings*        Cost
-------------------------------------------------------------------------------
              Consumer Cyclicals - 3.7%

      $ 1,000 Dutchess County Industrial Development            A-1 $ 1,000,000
               Agency, Industrial Development Revenue
               Bonds (Toys "R" US-NYTEX Inc. Facility),
               Series 1984, Variable Rate Demand Bonds,
               3.625%, 11/01/19+

-------------------------------------------------------------------------------
              Education and Civic Organizations - 28.7%

        1,200 Dormitory Authority of the State of New        VMIG-1   1,200,000
               York, Cornell University Revenue Bonds,
               Series 1990B, Variable Rate Demand Bonds,
               2.950%, 7/01/25+

        1,300 Dormitory Authority of the State of New        VMIG-1   1,300,000
               York, New York Founding Charitable
               Corporation Revenue Bonds, Series 1997,
               Variable Rate Demand Bonds, 2.950%,
               7/01/12+

        1,360 Madison County Industrial Development             A-2   1,360,000
               Agency, New York, Civic Facility Revenue
               Bonds, Series 1999 (Cazenovia College),
               Variable Rate Demand Bonds, 3.700%,
               6/01/19+

        1,400 County of Monroe Industrial Development        VMIG-1   1,400,000
               Agency, New York, Revenue Bonds (CHF -
                Rochester, LLC - Rochester Institute of
               Technology Project), Series 1999A,
               Variable Rate Demand Bonds, 3.150%,
               6/01/29+

        1,400 New York City Trust for Cultural Resources     VMIG-1   1,400,000
               (Guggenheim Foundation), Variable Rate
               Demand Bonds, 2.900%, 12/01/15+

        1,000 New York City Industrial Development             A-1+   1,000,000
               Agency, Civic Facility Revenue Bonds
               (2000 CASA Project), Variable Rate Demand
               Bonds, 3.650%, 3/01/20+

-------------------------------------------------------------------------------
              Healthcare - 4.9%

        1,300 New York State Housing Finance Agency, The     VMIG-1   1,300,000
               Hospital for Special Surgery, Series
               1985A, HSS Properties Corporation,
               Variable Rate Demand Bonds, 3.200%,
               11/01/10+

-------------------------------------------------------------------------------
              Housing/Multifamily - 15.3%

        1,000 New York City Housing Development                A-1+   1,000,000
               Corporation, Multifamily Rental Housing
               Revenue Bonds (Brittany Development),
               1999 Series A, Variable Rate Demand
               Bonds, 3.100%, 6/15/29+ (Alternative
               Minimum Tax)

        1,000 New York City Housing Development                A-1+   1,000,000
               Corporation, Multifamily Rental Housing
               Revenue Bonds (One Columbus Place
               Development), 1998 Series A, Variable
               Rate Demand Bonds, 3.000%, 11/15/28+

        1,400 New York State Housing Finance Agency,         VMIG-1   1,400,000
               Housing Revenue Bonds, Series 1995A (East
               84th Street), Variable Rate Demand Bonds,
               3.050%, 11/01/28+ (Alternative Minimum
               Tax)

          700 New York City Housing Development              VMIG-1     700,000
               Corporation (Upper Fifth Avenue Project),
               Variable Rate Demand Bonds,
               3.400%, 1/01/16+

-------------------------------------------------------------------------------
              Long-Term Care - 5.2%

        1,400 County of Otsego Industrial Development           A-2   1,400,000
               Agency, New York, Civic Facility Revenue
               Bonds (St. James Retirement Community
               Project - Letter of Credit Secured),
               Series 1998A, Variable Rate Demand Bonds,
               3.350%, 8/01/28+

-------------------------------------------------------------------------------
              Tax Obligation/General - 23.2%

        1,400 State of New York, General Obligation            A-1+   1,400,000
               Enviromental Quality Bonds, Series 97A,
               3.300%, 5/31/01

        1,000 Nassau County, Revenue Anticipation Notes,      MIG-1   1,000,768
               Series 2000A, 6.000%, 3/20/01

        1,400 City of New York, General Obligation           VMIG-1   1,400,000
               Bonds, Fiscal 1995 Series B, Variable
               Rate Demand Bonds, 3.050%, 8/15/05+

        1,400 City of New York, General Obligation           VMIG-1   1,400,000
               Bonds, Fiscal 1996 Series J - Subseries
               J3, Variable Rate Demand Bonds,
               3.000%, 2/15/16+

        1,000 Valley Stream Central High School               MIG-1   1,001,257
               District, Nassau County, General
               Obligation Bonds, 4.750%, 6/28/01

-------------------------------------------------------------------------------
              Transportation - 9.0%

        1,400 Metropolitan Transportation Authority, New       A-1+   1,400,000
               York, Transit Facilities, Commercial
               Paper Notes, 3.300%, 5/31/01

        1,000 Port Authority of New York and New Jersey,     VMIG-1   1,000,000
               Versatile Structure Obligations, Series
               6, Variable Rate Demand Bonds, 3.000%,
               12/01/17+ (Alternative Minimum Tax)


--------------------------------------------------------------------------------
9

                 Portfolio of Investments
                 Nuveen New York Tax-Exempt Money Market Fund (continued) February 28, 2001

    Principal                                                      Amortized
 Amount (000) Description                               Ratings*        Cost
----------------------------------------------------------------------------
              Utilities - 9.7%

      $ 1,400 New York State Energy Research and             P-1 $ 1,400,000
               Development Authority (Niagara Mohawk
               Power Corporation), Pollution Control
               Revenue Bonds, Series 1986A, Variable
               Rate Demand Bonds, 3.000%, 12/01/26+
               (Alternative Minimum Tax)

        1,200 Long Island Power Authority, Commercial       A-1+   1,200,000
               Paper Notes, 3.150%, 5/10/01

----------------------------------------------------------------------------
      $26,660 Total Investments - 99.7%                           26,662,025
----------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 0.3%                    89,478
         -------------------------------------------------------------------
              Net Assets - 100%                                  $26,751,503
         -------------------------------------------------------------------

         * Ratings (not covered by the report of independent public accoun-
           tants): Using the higher of Standard & Poor's or Moody's rating.
         + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
           The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specific market index.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10

                 Statement of Net Assets
                 February 28, 2001


                                             Municipal  California    New York
------------------------------------------------------------------------------
Assets
Investments in short-term municipal
 securities, at amortized cost, which
 approximates
 market value                             $203,372,223 $49,210,653 $26,662,025
Cash                                           707,580     852,698      65,585
Receivables:
 Interest                                    1,232,936     257,919     123,018
 Investments sold                            2,150,000          --          --
 Shares sold                                   560,923     170,513      80,242
Other assets                                       249         423          96
------------------------------------------------------------------------------
  Total assets                             208,023,911  50,492,206  26,930,966
------------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                    413,247      79,511       4,800
Accrued expenses:
 Management fees                               253,715      84,915      20,003
 12b-1 fees                                    176,830      51,031      30,129
 Other                                         405,068     119,135      76,499
Dividends payable                              439,993      70,893      48,032
------------------------------------------------------------------------------
  Total liabilities                          1,688,853     405,485     179,463
------------------------------------------------------------------------------
Net assets applicable to shares
 outstanding                              $206,335,058 $50,086,721 $26,751,503
------------------------------------------------------------------------------
Shares outstanding                         206,335,058  50,086,721  26,751,503
------------------------------------------------------------------------------
Net asset value, offering and redemption
 price per share (net assets divided
 by shares outstanding)                   $       1.00 $      1.00 $      1.00
------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
11

                 Statement of Operations
                 Year Ended February 28, 2001


                                            Municipal   California   New York
-------------------------------------------------------------------------------
Investment Income                           $9,560,883  $1,877,691  $1,268,058
-------------------------------------------------------------------------------
Expenses
Management fees                              1,105,675     200,331     126,009
12b-1 fees                                     400,200     125,207      78,756
Shareholders' servicing agent fees and
 expenses                                      528,318      35,567      33,290
Custodian's fees and expenses                   51,644      34,813      30,655
Trustees' fees and expenses                      6,297       2,168       1,183
Professional fees                               81,118      47,381      26,763
Shareholders' reports - printing and
 mailing expenses                              215,118      99,226      91,292
Federal and state registration fees             30,789      19,287         425
Portfolio insurance expense                     33,076      12,324       4,033
Other expenses                                  19,255       5,240       3,130
-------------------------------------------------------------------------------
Total expenses before custodian fee credit
 and expense reimbursement                   2,471,490     581,544     395,536
 Custodian fee credit                           (3,702)     (2,105)     (2,756)
 Expense reimbursement                        (103,101)    (15,415)    (64,195)
-------------------------------------------------------------------------------
Net expenses                                 2,364,687     564,024     328,585
-------------------------------------------------------------------------------
Net investment income                        7,196,196   1,313,667     939,473
Net realized gain from investment
 transactions                                       --          --          --
-------------------------------------------------------------------------------
Net increase in net assets from operations  $7,196,196  $1,313,667  $  939,473
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

                 Statement of Changes in Net Assets


                                                           Municipal
                                                  ----------------------------
                                                     Year Ended     Year Ended
                                                        2/28/01        2/29/00
-------------------------------------------------------------------------------
Operations
Net investment income                             $   7,196,196  $   6,986,777
Net realized gain from investment transactions               --             --
-------------------------------------------------------------------------------
Net increase in net assets from operations            7,196,196      6,986,777
-------------------------------------------------------------------------------
Distributions to Shareholders                        (7,196,196)    (6,986,777)
-------------------------------------------------------------------------------
Common Share Transactions
 (at constant net asset value of $1 per share)
Net proceeds from sale of shares                     87,889,650    163,405,512
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                 7,192,633      6,413,805
-------------------------------------------------------------------------------
                                                     95,082,283    169,819,317
Cost of shares redeemed                            (131,445,711)  (179,474,987)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from share
 transactions                                       (36,363,428)    (9,655,670)
Net assets at the beginning of year                 242,698,486    252,354,156
-------------------------------------------------------------------------------
Net assets at the end of year                     $ 206,335,058  $ 242,698,486
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
13

                                  California                   New York
                          ---------------------------  --------------------------
                            Year Ended     Year Ended    Year Ended    Year Ended
                               2/28/01       2/29/00*       2/28/01     2/29/00**
----------------------------------------------------------------------------------
Operations
Net investment income     $  1,313,667  $     973,585  $    939,473  $    886,337
Net realized gain from
 investment transactions            --             --            --            --
----------------------------------------------------------------------------------
Net increase in net
 assets from operations      1,313,667        973,585       939,473       886,337
----------------------------------------------------------------------------------
Distributions to
 Shareholders               (1,313,667)      (973,585)     (939,473)     (886,337)
----------------------------------------------------------------------------------
Common Share
 Transactions
 (at constant net asset
  value of $1 per share)
Net proceeds from shares
 issued in the
 reorganization
 of Nuveen California
 Tax-Free Money Market
 Fund
 Institutional series               --      3,634,486            --            --
Net proceeds from shares
 issued in the
 reorganization
 of Nuveen New York Tax-
 Free Money Market Fund
 Service Plan series                --             --            --     1,473,077
Net proceeds from shares
 issued in the
 reorganization
 of Nuveen New York Tax-
 Free Money Market Fund
 Institutional series               --             --            --        16,667
Net proceeds from sale
 of shares                  32,345,991    103,596,018    10,479,761    40,147,717
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               1,151,367        615,227       978,340       832,491
----------------------------------------------------------------------------------
                            33,497,358    107,845,731    11,458,101    42,469,952
Cost of shares redeemed    (38,924,315)  (166,093,543)  (16,352,774)  (43,930,385)
----------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 share transactions         (5,426,957)   (58,247,812)   (4,894,673)   (1,460,433)
Net assets at the
 beginning of year          55,513,678    113,761,490    31,646,176    33,106,609
----------------------------------------------------------------------------------
Net assets at the end of
 year                     $ 50,086,721  $  55,513,678  $ 26,751,503  $ 31,646,176
----------------------------------------------------------------------------------

* Information for the year ended February 29, 2000 includes the change in net assets of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen California Tax-Exempt Money Market Fund from such date through Febru-ary 29, 2000.
** Information for the year ended February 29, 2000 includes the changes in net assets of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The money market funds (the "Funds") covered in this report are Nuveen Munici-pal Money Market Fund, Inc. ("Municipal"), formerly, Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Exempt Money Market Fund ("California"), formerly, Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund ("New York"), formerly, Nuveen New York Tax-Free Money Mar-ket Fund. Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Free Money Market Fund were reorganized after the close of business on June 25, 1999, as previously approved by shareholders. As part of the reorga-nization of the Nuveen California Tax-Free Money Market Fund, the Service Plan series and the Institutional series were consolidated and renamed Class A in California. As part of the reorganization of the Nuveen New York Tax-Free Money Market Fund, the Service Plan series, the Distribution Plan series and the Institutional series were consolidated into New York.

Municipal is an open-end, diversified management company incorporated as a Maryland corporation on July 6, 1982. California and New York are each a se-ries of the Nuveen Money Market Trust, an open-end management series invest-ment company organized as a Massachusetts business trust on January 15, 1999.

Each Fund invests substantially all of its assets in a diversified portfolio of high quality, tax-exempt money market instruments for current income, the stability of principal, and the maintenance of liquidity.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
Each Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less
(at February 28, 2001, the dollar-weighted average life was 17.38 days for Mu-nicipal, 20.92 days for California, and 22.09 days for New York).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2001, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvest-ment is credited to shareholder accounts after month-end. Net realized capital gains from investment transactions and/or net ordinary taxable income, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all of its net investment income and net realized capi-tal gains from investment transactions, if any, and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes for the California and New York Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds. All income dividends paid during the fiscal year ended February 28, 2001, have been designated Exempt Interest Dividends.

12b-1 Plan
Each Fund pays a fee to reimburse Nuveen Investments ("Nuveen"), a wholly owned subsidiary of The John Nuveen Company, the Funds' principal underwriter and distributor, for compensating authorized dealers of record, including Nuveen, for providing ongoing services to the Fund or its shareholders. Nuveen may pay additional amounts to such firms from its own resources at its discre-tion, and may retain any portion of the 12b-1 fees not paid to such firms.

-------------------------------------------------------------------------------
15

Insurance
During the period the Funds purchased liability insurance to protect against a decline in the value of securities held in the Funds' portfolios caused by the default of securities owned by the Funds. On April 1, 2001, the policy was not renewed.

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instru-ments, including futures, forward, swap and option contracts, and other finan-cial instruments with similar characteristics. Although the Funds are autho-rized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 28, 2001.

Custodian Fee Credit
Each Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Securities Transactions

Purchases and sales (including maturities) of investments in short-term munic-ipal securities during the fiscal year ended February 28, 2001, were as fol-lows:

              Municipal  California    New York
-----------------------------------------------
Purchases  $238,328,467 $92,480,558 $38,167,198
Sales       276,967,788  98,385,000  44,190,000
-----------------------------------------------

At February 28, 2001, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At February 28, 2001, California had unused capital loss carryforwards of $25,566 available for federal income tax purposes to be applied against future capital gains if any. If not applied, $18,364 of the carryforwards will expire in the year 2003 and $7,202 will expire in the year 2008.

3. Composition of Net Assets

At February 28, 2001, the Funds had common stock authorized of $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                          Municipal  California     New York
----------------------------------------------------------------------------
Capital paid-in                        $206,335,058 $50,112,287  $26,751,503
Accumulated net realized gain (loss)
 from investment transactions                    --     (25,566)          --
----------------------------------------------------------------------------
Net assets                             $206,335,058 $50,086,721  $26,751,503
----------------------------------------------------------------------------
Authorized shares                     2,000,000,000   Unlimited    Unlimited
----------------------------------------------------------------------------

-------------------------------------------------------------------------------
16

4. Management Fees and Other Transactions with Affiliates

Under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth be-low which are based upon the average daily net assets of each Fund as follows:

                                   Management Fees

Average Daily Net Assets        Municipal        CA, NY
--------------------------------------------------------
For the first $125 million      .5000 of 1%  .4000 of 1%
For the next $125 million       .4875 of 1   .3875 of 1
For the next $250 million       .4750 of 1   .3750 of 1
For the next $500 million       .4625 of 1   .3625 of 1
For the next $1 billion         .4500 of 1   .3500 of 1
For net assets over $2 billion  .4250 of 1   .3250 of 1
--------------------------------------------------------

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no com-pensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

5. Investment Composition

At February 28, 2001, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                   Municipal  California  New York
-------------------------------------------------------------------
Basic Materials                            6%         --%       --%
Capital Goods                             14           6        --
Consumer Cyclicals                         5          --         4
Consumer Staples                           1           6        --
Education and Civic Organizations         14          --        29
Financials                                 1           2        --
Healthcare                                 7          11         5
Housing/Multifamily                       14          18        15
Industrial/Other                          10          --        --
Long-Term Care                            10           6         5
Tax Obligation/General                     7          13        23
Tax Obligation/Limited                     3          19        --
Transportation                             5          --         9
Utilities                                  3          15        10
Water and Sewer                           --           4        --
-------------------------------------------------------------------
                                         100%        100%      100%
-------------------------------------------------------------------

At February 28, 2001, certain investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (90% for Municipal, 91% for California, and 96% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

--------------------------------------------------------------------------------
17

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

                                                                                          Ratios/Supplemental Data
                                                                    ----------------------------------------------------
                                                                               Before Credit/             After
                                                                                Reimbursement       Reimbursement(a)
MUNICIPAL                                                                    --------------------  --------------------
                                                                             Ratio of       Ratio  Ratio of       Ratio
                                               Less                          Expenses      of Net  Expenses      of Net
                                      Distributions  Ending           Ending       to  Investment        to  Investment
                 Beginning        Net      from Net     Net              Net  Average      Income   Average      Income
Year Ended       Net Asset Investment    Investment   Asset  Total    Assets      Net  to Average       Net  to Average
February 28/29,      Value     Income        Income   Value Return     (000)   Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)  $1.00   3.21% $206,335     1.10%       3.17%     1.06%       3.21%
2000                  1.00        .03          (.03)   1.00   2.79   242,698     1.03        2.53       .77        2.79
1999                  1.00        .03          (.03)   1.00   2.85   252,354      .80        2.79       .75        2.84
1998                  1.00        .03          (.03)   1.00   3.02   270,723      .81        2.96       .75        3.02
1997                  1.00        .03          (.03)   1.00   2.87   304,087      .80        2.82       .75        2.87
------------------------------------------------------------------------------------------------------------------------
                    After Credit/
                  Reimbursement(b)
MUNICIPAL        ---------------------
                 Ratio of       Ratio
                 Expenses      of Net
                       to  Investment
                  Average      Income
Year Ended            Net  to Average
February 28/29,    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 1.06%       3.22%
2000                  .77        2.79
1999                  .75        2.84
1998                  .75        3.02
1997                  .75        2.87
------------------------------------------------------------------------------------------------------------------------

(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.

                                                                                          Ratios/Supplemental Data
                                                                    ----------------------------------------------------
                                                                               Before Credit/             After
                                                                                Reimbursement       Reimbursement(a)
CALIFORNIA*                                                                  --------------------  --------------------
                                                                             Ratio of       Ratio  Ratio of       Ratio
                                               Less                          Expenses      of Net  Expenses      of Net
                                      Distributions  Ending           Ending       to  Investment        to  Investment
                 Beginning        Net      from Net     Net              Net  Average      Income   Average      Income
Year Ended       Net Asset Investment    Investment   Asset  Total    Assets      Net  to Average       Net  to Average
February 28/29,      Value     Income        Income   Value Return     (000)   Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)  $1.00   2.63% $ 50,087     1.16%       2.59%     1.13%       2.62%
2000(c)               1.00        .03          (.03)   1.00   2.65    55,514      .93        2.23       .58        2.58
1999                  1.00        .03          (.03)   1.00   2.81   113,761      .59        2.75       .55        2.79
1998                  1.00        .03          (.03)   1.00   3.13    86,916      .58        3.09       .55        3.12
1997                  1.00        .03          (.03)   1.00   2.94    95,306      .59        2.89       .55        2.93
------------------------------------------------------------------------------------------------------------------------
                    After Credit/
                  Reimbursement(b)
CALIFORNIA*      ---------------------
                 Ratio of       Ratio
                 Expenses      of Net
                       to  Investment
                  Average      Income
Year Ended            Net  to Average
February 28/29,    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
2001                 1.13%       2.62%
2000(c)               .58        2.58
1999                  .55        2.79
1998                  .55        3.12
1997                  .55        2.93
------------------------------------------------------------------------------------------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the financial highlights of the Nuveen Cal-ifornia Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                                                                         Ratios/Supplemental Data
                                                                    ---------------------------------------------------
                                                                              Before Credit/             After
                                                                               Reimbursement       Reimbursement(a)
NEW YORK*                                                                   --------------------  --------------------
                                                                            Ratio of       Ratio  Ratio of       Ratio
                                               Less                         Expenses      of Net  Expenses      of Net
                                      Distributions  Ending          Ending       to  Investment        to  Investment
                 Beginning        Net      from Net     Net             Net  Average      Income   Average      Income
Year Ended       Net Asset Investment    Investment   Asset  Total   Assets      Net  to Average       Net  to Average
February 28/29,      Value     Income        Income   Value Return    (000)   Assets  Net Assets    Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
2001                 $1.00       $.03         $(.03)  $1.00   2.97% $26,752     1.26%       2.77%     1.05%       2.97%
2000(c)               1.00        .03          (.03)   1.00   2.73   31,646      .89        2.41       .58        2.72
1999                  1.00        .03          (.03)   1.00   2.73   33,107      .72        2.54       .55        2.70
1998                  1.00        .03          (.03)   1.00   3.10   28,854      .89        2.75       .55        3.09
1997                  1.00        .03          (.03)   1.00   2.90   26,116      .92        2.52       .55        2.89
-----------------------------------------------------------------------------------------------------------------------
                    After Credit/
                  Reimbursement(b)
NEW YORK*        ---------------------
                 Ratio of       Ratio
                 Expenses      of Net
                       to  Investment
                  Average      Income
Year Ended            Net  to Average
February 28/29,    Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
2001                 1.04%       2.98%
2000(c)               .57        2.72
1999                  .55        2.71
1998                  .55        3.09
1997                  .55        2.89
-----------------------------------------------------------------------------------------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Distribution Plan se-ries of the Nuveen New York Tax-Free Money Market Fund prior to the close of business on June 25, 1999, and the financial highlights of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
18

Report of Independent Public Accountants


To the Board of Directors/Trustees and Shareholders of Nuveen Municipal Money Market Fund, Inc.
Nuveen California Tax-Exempt Money Market Fund
Nuveen New York Tax-Exempt Money Market Fund:

We have audited the accompanying statements of net assets of the Nuveen Munic-ipal Money Market Fund, Inc. (a Maryland Corporation), Nuveen California Tax-Exempt Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund (each a series of the Nuveen Money Market Trust) (a Massachusetts business trust), including the portfolios of investments, as of February 28, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These finan-cial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Municipal Money Market Fund, Inc., Nuveen California Tax-Exempt Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund as of February 28, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the finan-cial highlights for the periods indicated thereon in conformity with account-ing principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
April 11, 2001

-------------------------------------------------------------------------------
19

                                     Notes



_____
20

Fund Information


Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel

Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services

Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787



NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.



_____
21

Serving
Investors
For Generations
-------------------------------------------------------------------------------
[Photo of John Nuveen, Sr. Appears Here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


NUVEEN Investments


Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                           PART C: OTHER INFORMATION

Item 23. Exhibits:

    (a) Declaration of Trust of Registrant. Filed as exhibit (a) to the Initial Registration Statement on Form N-1A, dated March 22, 1999 and incorporated by reference thereto.

    (b) By-Laws of Registrant. Filed as exhibit (b) to the Initial Registration Statement on Form N-1A, dated March 22, 1999 and incorporated by reference thereto.

    (c) Not applicable.

    (d) Form of Investment Management Agreement. Filed as exhibit (d) to Pre-Effective Amendment No. 2, dated June 9, 1999 and incorporated by reference thereto.

    (d)(1) Renewal, dated June 5, 2001, of Investment Management Agreement.

    (e) Distribution Agreement between Registrant and John Nuveen & Co. Incorporated dated February 1, 1999.

    (e)(1) Renewal, dated July 31, 2000, of Distribution Agreement.


    (f) Not applicable.

    (g) Custodian Agreement. Filed as exhibit (g) to Pre-Effective Amendment No. 2, dated June 9, 1999 and incorporated by reference thereto.

    (h) Transfer Agency Agreement. Filed as exhibit (h) to Pre-Effective Amendment No. 2, dated June 9, 1999 and incorporated by reference thereto.

    (h)(1) Service Plan. Filed as exhibit (h)(1) to Post-Effective Amendment No. 2, dated July 6, 1999 and incorporated by reference thereto.

    (i) Opinion of Morgan, Lewis & Bockius LLP.

    (j) Consent of Independent Public Accountants.

    (k) Not applicable.

    (l) Form of Subscription Agreement. Filed as exhibit (l) to Pre-Effective Amendment No. 2, dated June 9, 1999 and incorporated by reference thereto.

    (m) Plan of Distribution. Filed as exhibit (m) to Post-Effective Amendment No. 2, dated July 6, 1999 and incorporated by reference thereto.

    (n) Not applicable.

    (o) Multi-Class Plan. Filed as exhibit (o) to Pre-Effective Amendment No. 2, dated June 9, 1999 and incorporated by reference thereto.

    (o)(1) Addendum to Multiple Class Plan. Filed as exhibit (o)(1) to Post-Effective Amendment No. 2, dated July 6, 1999 and incorporated by reference thereto.

    99(a) Powers of Attorney of Registrant. Filed as Exhibit 99(a) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-74835) as filed on June 28, 2000, and incorporated by reference thereto.


    99(b) Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to Power of Attorney.

    99(c) Code of Ethics and Reporting Requirements. Filed as Exhibit 99(c) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-74835) as filed on June 28, 2000, and incorporated by reference thereto.

    99(p). Form of Money Market Fund Insurance Program. Filed as exhibit 99(p) to Post-Effective Amendment No. 1, dated June 25, 1999 and incorporated by reference thereto.

Item 24. Persons Controlled by or Under Common Control with Registrant:

  Not applicable.

Item 25. Indemnification:

  Section 4 of Article XII of Registrant's Declaration of Trust provides as follows:

  Subject to the exceptions and limitations contained in this Section 4, every person who is, a Trustee, officer, employee or agent of the Trust including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

  No indemnification shall be provided hereunder to a Covered Person:

    (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the courts or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

    (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

    (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been wither a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

      (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

      (ii) by written opinion of the independent legal counsel.

  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract otherwise under law.

  Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

    (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

    (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

  As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar groundings is then or has been pending.

  As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceeding (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

  The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $55,500,000 (with a maximum deductible of $500,000) against liability and expenses of claims if wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).


  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer, trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser:

  Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Taxable Funds Inc., Nuveen Municipal Money Market Fund, Inc., and Nuveen Money Market Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment

Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Income Municipal Fund, Inc., Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Inc., Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


  For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than John P. Amboian, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the description under "Management" in the Statement of Additional Information.

  John P. Amboian is President, formerly Executive Vice-President and Chief Financial Officer, and Director of Nuveen Advisory Corp., the investment adviser. Mr. Amboian has, during the last two years, been President, formerly Executive Vice-President and Chief Financial Officer of Nuveen Investments, The John Nuveen Company and Nuveen Institutional Advisory Corp.; Executive Vice President of Rittenhouse Financial Services, Inc. and President and Chief Operating Officer of Nuveen Senior Loan Asset Management Inc.


Item 27. Principal Underwriters:

  (a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Money Market Trust, Nuveen Municipal Money Market Fund, Inc., Nuveen Taxable Funds Inc., Nuveen Investment Trust and Nuveen Investment Trust II and III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund,

Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Inc., Nuveen Maryland Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Floating Rate Fund and Nuveen Senior Income Fund.


  (b)

          Name and
          Principal          Positions and Offices      Positions and Offices
      Business Address          with Underwriter           with Registrant*
     -------------------------------------------------------------------------
      Timothy R.         Chairman of the Board, Chief   Chairman of the Board,
      Schwertfeger       Executive Officer and Director President and Trustee
      333 West Wacker
      Drive
      Chicago, IL 60606

      John P. Amboian    President and Director         None
      333 West Wacker
      Drive
      Chicago, IL 60606


          Name and Principal          Positions and Offices         Positions and Offices
           Business Address              with Underwriter              with Registrant
     ----------------------------------------------------------------------------------------
      William Adams IV             Executive Vice President     None
      333 West Wacker Drive
      Chicago, IL 60606

      Alan G. Berkshire            Senior Vice President and    Vice President and Assistant
      333 West Wacker Drive        Secretary                    Secretary
      Chicago, IL 60606

      Robert K. Burke              Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Peter H. D'Arrigo            Vice President and           None
      333 West Wacker Drive        Treasurer
      Chicago, IL 60606
      Stephen D. Foy               Vice President               Vice President and Controller
      333 West Wacker Drive
      Chicago, IL 60606

      Benjamin T. Fulton           Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Richard D. Hughes            Executive Vice President     None
      Two Radnor Corporate Center
      Radnor, PA 19087

      Anna R. Kucinskis            Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Robert B. Kuppenheimer       Vice President               None
      1990 MacArthur Blvd.
      Irvine, CA 92612

      Larry W. Martin              Vice President and Assistant Vice President and Assistant
      333 West Wacker Drive        Secretary                    Secretary
      Chicago, IL 60606

      Thomas C. Muntz              Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Paul C. Williams             Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Allen J. Williamson          Group President              None
      333 West Wacker Drive
      Chicago, IL 60606


        Name and
       Principal
        Business       Positions and Offices        Positions and Offices
        Address           with Underwriter             with Registrant
     ------------------------------------------------------------------------
      Margaret E.   Senior Vice President and    None
      Wilson        Corporate Controller
      333 West
      Wacker Drive
      Chicago, IL
      60606

      Gifford R.    Vice President and Assistant Vice President and Secretary
      Zimmerman     Secretary
      333 West
      Wacker Drive
      Chicago, IL
      60606


Item 28. Location of Accounts and Records.

  Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

  The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.


  Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, mainains all the required records in its capacity as transfer, dividend paying and shareholder service agent for the Fund.


Item 29. Management Services:

  Not applicable.

Item 30. Undertakings:

  Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to Registration Statement No. 333-74835 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois on the 18th day of June, 2001.

                                     NUVEEN MONEY MARKET TRUST

                                     /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signature                     Title                       Date
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and               June 18, 2001
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board,
                                  President and Trustee
                                  (Principal Executive
                                  Officer)
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee

                                                    /s/ Gifford R. Zimmerman
                                                By____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

                                                           June 18, 2001

An original power of attorney authorizing, among others, Gifford R. Zimmerman and Alan G. Berkshire to execute this Registration Statement, and Amendments thereto, for each of the other officers and trustees of the Registrant has been executed and is an Exhibit to this Registration Statement.

                                 EXHIBIT INDEX


Name                                                                   Exhibit
----                                                                   -------
Renewal, dated June 5, 2001, of Investment Management Agreement....... (d)(1)

Renewal, dated July 31, 2000, of Distribution Agreement............... (e)(1)

Opinion of Morgan, Lewis & Bockius LLP................................    (i)

Consent of Independent Public Accountants.............................    (j)

Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registration
 Statement pursuant to power of attorney..............................  99(b)
